As filed with the Securities and Exchange Commission on September 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2006
UFT - Long/Short Equity - International Portfolio -1

	Shares or
COMMON STOCKS - 77.45%+	Principal Amount	Value

Accident And Health Insurance - 1.05%+
PartnerRe Ltd. (c)^	3,400	211,242

Automobiles - 1.13%+
Tata Motors Ltd. ADR ^	14,400	227,232

Capital Markets - 3.06%+
Deutsche Bank AG (c)^	1,700	196,520
Nomura Holdings, Inc. ADR ^	12,800	228,096
WP Stewart & Co. Ltd. (c)^	17,800	189,570
		614,186
Chemicals - 0.58%+
Akzo Nobel N.V. ADR ^	2,100	116,592

Commercial Banks - 3.27%+
Bank of Ireland ADR ^	1,500	108,300
HSBC Holdings Plc ADR ^	2,400	218,304
Kookmin Bank ADR ^	1,300	112,112
National Australia Bank Ltd. ADR ^	1,600	218,912
		657,628
Commercial Services & Supplies - 2.17%+
Adecco S.A. ADR ^	22,600	329,734
Fuel-tech N.V. (a)(c)^	9,400	106,784
		436,518
Communications Equipment - 3.09%+
Nice Sys Ltd. ADR (a)^	8,400	220,164
Nokia OYJ ADR ^	10,100	200,485
Sierra Wireless, Inc. (a)(c)^	16,100	199,318
		619,967
Construction Materials - 1.44%+
CRH Plc ADR ^	8,800	288,200

Consumer Finance - 1.16%+
ORIX Corp. ADR ^	1,800	233,640

Diversified Financial Services - 0.56%+
ING Groep N.V. ADR ^	2,800	113,400

Diversified Telecommunication Services - 1.66%+
CIA Anonima Telef De Ven ADR^	5,500	109,450
Swisscom AG ADR ^	6,800	223,720
		333,170
Electric Utilities - 2.29%+
Companhia Energetica de Minas Gerais ADR ^	5,500	239,855
Clp Holdings Ltd. ADR ^	18,600	110,337
Huaneng Power International, Inc. ADR ^	4,200	109,578
		459,770
Electronic Equipment & Instruments - 2.66%+
GSI Group, Inc. Cda (a)(c)^	17,636	144,615
Optimal Group, Inc. (a)(c)^	18,800	277,112
Xyratex Ltd. (a)(c)^	4,800	111,552
		533,279
Energy Equipment & Services - 3.38%+
Acergy S.A. ADR (a)^	14,000	240,380
Nabors Industries Ltd. (a)(c)^	6,000	211,920
Tenaris S.A. ADR ^	5,800	225,736
		678,036
Food Products - 2.29%+
Groupe Danone ADR ^	12,900	354,750
Wimm Bill Dann Foods Ojsc ADR ^	2,800	105,756
		460,506
Hotels Restaurants & Leisure - 1.62%+
Carnival Plc ADR ^	5,500	217,415
Intercontinental Hotels Group Plc ADR ^	6,700	108,808
		326,223
Independent Power Producers & Energy Traders - 0.17%+
International Power Plc ADR ^	600	33,450

Insurance - 3.58%+
Axis Capital Holdings Ltd. (c)^	3,700	109,372
Converium Holdings AG ADR ^	7,500	42,750
Fairfax Financial Holdings Ltd. (c)^	1,100	117,722
Millea Holdings, Inc. ADR ^	2,300	221,743
RenaissanceRe Holdings Ltd. (c)^	4,400	227,964
		719,551
Internet Software & Services - 0.77%+
Cryptologic, Inc. (c)^	2,600	54,470
Netease.com ADR (a)^	5,800	100,340
		154,810
Machinery - 4.35%+
Kubota Corp. ADR (a)^	4,800	219,648
Metso Corp. ADR ^	8,500	307,530
SKF AB ADR ^	16,600	234,510
Volvo AB ADR ^	2,100	111,447
		873,135
Metals & Mining - 19.17%+
Agnico-Eagle Mines Ltd. (c)^	3,200	114,528
Alcan, Inc. (c)^	5,000	228,800
Aluminum Corp of China Ltd. ADR ^	4,100	275,889
Anglo American Plc ADR ^	7,500	157,950
Barrick Gold Corp. (c)^	8,400	258,720
Companhia de Minas Buenaventura S.A. ADR	7,800	227,058
Companhia Siderurgica Nacional S.A. ADR	7,100	229,543
Corus Group Plc ADR	23,500	379,995
Gold Fields Ltd. ADR	8,200	170,970
Ipsco, Inc. (c)	3,500	329,385
Lihir Gold Ltd. ADR (a)	3,800	163,970
Novamerican Steel, Inc. (a)(c)	6,200	215,078
PAN American Silver Corp. (a)(c)	12,900	244,584
POSCO ADR	4,600	284,004
Rio Tinto Plc ADR	2,200	459,558
Yanzhou Coal Mining Co Ltd. ADR	3,100	109,101
		3,849,133
Multi-Utilities & Unregulated Power - 2.16%+
Suez S.A. ADR	2,800	116,368
United Utilities Plc ADR	12,900	317,340
		433,708
Oil & Gas - 2.28%+
ENI SPA ADR	1,950	119,691
Norsk Hydro ASA ADR	8,000	231,200
Tsakos Energy Navigation Ltd. (c)	2,400	107,304
		458,195
Pharmaceuticals - 5.88%+
AstraZeneca Plc ADR	7,500	457,725
GlaxoSmithKline Plc ADR	9,000	497,970
Novartis AG ADR	4,000	224,880
		1,180,575
Semiconductor & Semiconductor Equipment - 1.81%+
Chipmos Technologies Bermuda Ltd. (a)(c)	16,700	98,864
Siliconware Precision Industries Ltd. ADR	43,800	264,990
		363,854
Software - 0.54%+
NDS Group Plc ADR (a)	2,300	108,882

Steel Works, Blast Furnaces (including Coke Ovens), And Rolling - 1.14%+
Mittal Steel Co N.V. ADR	6,700	229,207

Telephone And Telegraph Apparatus - 0.34%+
Orckit Communications Ltd. (a)(c)	8,700	66,990

Textiles, Apparel & Luxury Goods - 1.57%+
Gildan Activewear, Inc. (a)(c)	7,400	315,832

Water Utilities - 0.86%+
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	6,900	172,500

Wireless Telecommunication Services - 1.42%+
America Movil S.A. de CV ADR	6,500	232,570
Linktone Ltd. ADR (a)	13,137	53,205
		285,775

TOTAL COMMON STOCKS (Cost $15,030,529)		15,555,186

PREFERRED STOCKS - 2.56%+
Commercial Banks - 1.17%+
Uniao de Bancos Brasileiros S.A. ADR	3,400	235,858

Diversified Telecommunication Services - 0.86%+
Embratel Participacoes S.A. ADR	3,500	54,215
Telecomunicacoes De Sao Paulo ADR	5,500	119,350
		173,565
Paper & Forest Products - 0.53%+
Aracruz Celulose S.A. ADR	2,100	104,958

TOTAL PREFERRED STOCKS (Cost $481,273)		514,381
	Shares or
REPURCHASE AGREEMENTS - 22.97% +	Principal Amount
The Bear Stearns Companies, Inc.,
5.220%, dated 07/31/2006, due 08/01/2006,
repurchase price $4,611,361 (g)^	$4,612,030	4,612,030

TOTAL REPURCHASE AGREEMENTS (Cost $4,612,030)		4,612,030

Total Investments (Cost $20,123,832) - 102.98%+		20,681,597

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of July 31, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
July 31, 2006
UFT - Long/Short Equity - International Portfolio -1

	Shares or
	Principal Amount	Value

COMMON STOCKS
ABN AMRO Holding N.V. ADR	7,900	219,067
Alcon Inc. (b)	2,000	220,840
Amcor Ltd. ADR	11,100	230,880
Amvescap Plc ADR	12,300	241,326
Aspen Insurance Holdings Ltd. (b)(c)	18,500	436,600
Banco Itau Holding Financeira S.A. ADR	3,600	111,096
Bank Montreal Que (b)	4,100	232,429
Brasil Telecom Participacoes ADR	10,700	334,054
Business Objects S.A. ADR (a)	5,600	136,248
Canadian Natural Resources Ltd. (b)	5,400	287,496
Cardiome Pharma Corp. (a)(b)	5,900	71,921
Central European Media Enterprise (a)(c)	3,900	237,276
China Telecom Corp. Ltd. ADR	10,600	348,846
CNH Global N.V. (b)	9,600	201,120
Coca-Cola Femsa S.A. de CV ADR	10,200	310,386
Compania De Telecomunics Chile ADR	17,100	115,425
Cott Corp. (a)(b)	8,700	115,188
DaimlerChrysler AG (b)	9,000	464,850
Deutsche Telekom AG ADR	18,400	285,568
Elan Corp. Plc ADR (a)	8,100	124,254
Enel SPA ADR	2,000	88,580
Etablissements Delhaize Freres ADR	5,100	369,546
Flextronics International Ltd. (a)(b)	18,700	212,058
France Telecom ADR	14,500	336,835
Given Imaging Ltd. (a)(b)	18,600	307,272
HDFC Bank Ltd. ADR	4,300	232,845
Hitachi Ltd. ADR	4,100	260,350
Hub International Ltd. (b)	11,900	310,709
Imperial Chemical Industries Plc ADR	7,400	204,388
Intertape Polymer Group, Inc. (a)(b)	10,100	69,589
Korea Electric Power Corp. ADR	11,600	222,024
KT Corp. ADR	15,200	327,864
Lafarge S.A. ADR	7,700	232,309
Lions Gate Entertainment Corp. (a)(b)	31,200	289,848
Mobile Telesystems ADR	5,000	159,700
Nissan Motor Co. Ltd. ADR	7,600	163,780
Nova Chemicals Corp. (b)	15,600	461,292
Novelis, Inc. (b)	4,000	78,840
Partner Communications ADR	2,995	27,794
Petrobras Energia Participaciones S.A. ADR (a)	19,700	222,413
Philippine Long Distance Telephone ADR	2,700	105,813
Potash Corp. of Saskatchewan (b)	3,900	368,550
Quebecor World, Inc. (b)	8,000	86,160
Rogers Communications, Inc. (b)	5,400	230,580
Sappi Ltd. ADR	23,500	330,645
Shanda Interactive Entertainment Ltd. ADR (a)	16,300	245,641
Sony Corp. ADR	3,700	170,163
Talisman Energy, Inc. (b)	21,000	357,000
Telecom Corp. of New Zealand Ltd. ADR	14,200	288,260
Telecom Italia SPA ADR	2,200	59,180
Telstra Corp. Ltd. ADR	20,100	293,058
Thomson ADR	3,900	65,520
Thomson Corp. (b)	8,400	331,212
Unilever Plc	14,800	353,572
Vodafone Group Plc ADR	16,363	354,739
Willis Group Holdings Ltd. (b)(c)	6,800	221,204
Wpp Group Plc ADR	3,800	224,504
XL Capital Ltd. (b)	5,300	337,610

TOTAL COMMON STOCK (Proceeds $13,592,992)		13,726,317

TOTAL SECURITIES SOLD SHORT (Proceeds $13,592,992)		$13,726,317

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(e) Restricted

Schedule of Investments
July 31, 2006
UFT - Long/Short Equity - Global Portfolio 1

	Shares or
COMMON STOCKS - 40.30% +	Principal Amount	Value

Biotechnology - 4.32% +
Gentium Spa ADR (a)^	2,600	35,750
Onyx Pharmaceuticals, Inc. (a)^	18,600	292,206
QLT, Inc. (a)(c)^	21,300	150,591
Speedel Holding AG (a)^	1,486	176,308
YM Biosciences, Inc. (a)(c)	26,550	85,226
		740,081
Building Products - 0.67% +
Unison Co., Ltd. (c)	16,956	113,608

Chemicals - 2.76% +
Biofuels Corp. Stock Swap (a)	11,500	26,047
Finetec Co. (c)	20,490	248,831
Great Lakes Carbon Income Fund (c)	3,845	31,835
Toray Industries, Inc. (c)	19,800	166,317
		473,030
Communications Equipment - 1.35% +
EVS Broadcast Equipment S.A.	1,828	90,485
Tandberg Televisjo (a)(c)	10,025	141,306
		231,791
Computers & Peripherals - 0.16% +
Freesat, Inc. (a)(c)	8,212	27,597

Construction & Engineering - 2.48% +
MasTec, Inc. (a)	32,464	424,304

Diversified Telecommunication Services - 0.37% +
Arbinet-thexchange, Inc. (a)	14,436	63,230

Electrical Equipment - 1.78% +
Conergy AG (c)	2,310	123,609
NEOMAX Co., Ltd. (c)	200	3,742
Ushio, Inc. (c)	8,280	176,585
		303,936
Electronic Equipment & Instruments - 2.35% +
Barco NV (c)	4,711	402,894

Energy Equipment & Services - 1.04% +
Transocean, Inc. (a)(c)	2,300	177,629

Food Products - 2.74% +
Bunge Limited (c)	5,325	290,639
Golden Hope Plantations BHD (c)	147,000	178,450
		469,089
Health Care Equipment & Supplies - 2.88% +
Hospira, Inc. (a)	11,280	492,823

Machinery - 0.24% +
King Slide Works Co Ltd (a)	7,000	40,504

Metals & Mining - 8.99% +
Breakwater Resources, Ltd. (a)	130,000	147,035
CBH Resources Ltd (c)	180,775	48,485
Labrador Iron Ore Royality Income Fund (c)	13,300	303,795
Major Drilling Group International, Inc. (a)(c)	13,800	273,878
Silver Wheaton Corp. (a)	34,500	337,065
Zinifex Limited (a)	53,076	429,092
		1,539,350
Oil, Gas & Consumable Fuels - 0.50% +
Australian Biodiesel Group (a)	103,294	85,487

Pharmaceuticals - 4.89% +
Aspreva Pharmaceuticals Corp. (a)(c)	11,283	271,807
NitroMed, Inc. (a)	43,200	172,800
Roche Holding AG (c)	2,210	393,312
		837,919
Software - 1.91% +
MRO Software, Inc. (a)	11,350	239,712
Torex Retail Plc(c)	64,300	71,467
Torex Retail Plc Stock Swap (c)	13,700	15,227
		326,406
Textiles, Apparel & Luxury Goods - 0.87% +
Celrun Co., Ltd. (a)	24,240	149,724

TOTAL COMMON STOCKS (Cost $6,555,830)		6,899,402

PURCHASED OPTIONS - 0.16% +	Contracts
Lennar Corp.
Expiration: January 2007, Exercise Price: $50.000	28	19,880
Onyx Pharmaceuticals, Inc.
Expiration: January 2008, Exercise Price: $30.000	40	8,900

TOTAL PURCHASED OPTIONS (Cost $30,312)		28,780

FOREIGN CURRENCY CONTRACTS - 38.53% +
Australian Dollars	311,466	238,677
British Pounds	86,838	162,213
Canadian Dollars	1,229,540	1,086,454
Danish Drone	1,025,647	175,419
European Monetary Unit	720,195	919,977
Hong Kong Dollars	2,878,796	370,492
Japanese Yen	135,001,539	1,177,561
Malaysian Ringgit	43,828	11,983
Norwegian Kroner	1,986,590	322,787
Singapore Dollars	153,165	97,011
South Korean Won	1,286,131,209	1,346,452
Swiss Francs	250,925	203,913
Tawain Dollars	9,746,874	297,614
Thailand Baht	7,033,101	185,766

TOTAL FOREIGN CURRENCY CONTRACTS (Cost $6,497,132)		6,596,319

	Shares or
REPURCHASE AGREEMENTS - 56.36% +	Principal Amount
The Bear Stearns Companies, Inc.,
5.220%, dated 07/31/2006, due 08/01/2006,
repurchase price $ 9,647,425 (g)^	$9,648,827	9,648,827

TOTAL REPURCHASE AGREEMENTS (Cost $9,648,827)		9,648,827

Total Investments (Cost $22,732,101) - 135.35% +		$23,173,328

ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of July 31, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
July 31, 2006
UFT - Long/Short Equity - Global Portfolio 1

	Shares or
	Principal Amount	Value

COMMON STOCKS
Albany Molecular Research, Inc. (a)	4,862	43,758
American Axle & Manufacturing Holdings, Inc.	20,900	342,342
Amkor Technology, Inc. (a)	19,700	121,746
General Motors Corp.	6,900	222,387
H.lundbeck A/S (b)	6,750	164,666
India Fund, Inc.	4,000	163,360
Kawasaki Kisen Kaisha Ltd. (b)	56,600	328,309
McAfee, Inc. (a)	7,700	165,935
Mohawk Industries, Inc. (a)	4,972	343,168
Neustar, Inc. (a)	7,200	222,192
Toho Zinc Co., Ltd. (b)	22,800	165,265
Trend Micro, Inc. (b)	4,900	160,705
Videsh Sanchar Nigam Ltd. - ADR	7,600	118,788

TOTAL COMMON STOCK (Proceeds $2,846,829)		2,562,621

EXCHANGE TRADED FUNDS
iShares Emerging Market	2,010	193,161
iShares South Korea Index Fund	6,100	275,415

TOTAL EXCHANGE TRADED FUNDS (Proceeds $457,668)		468,576

FOREIGN CURRENCY CONTRACTS
Australian Dollars	774,968	592,167
British Pounds	157,788	294,749
Canadian Dollars	1,523,383	1,344,896
Danish Drone	23,026	3,942
European Monetary Unit	967,708	1,235,763
Hong Kong Dollars	2,741,603	352,283
Japanese Yen	63,353,237	552,591
Malaysian Ringgit	28	8
Norwegian Kroner	2,720,381	441,982
Singapore Dollars	155,967	98,785
South Korean Won	1,255,020,644	1,313,883
Swiss Francs	846,377	687,554
Thailand Baht	7,997,379	209,340

TOTAL FOREIGN CURRENCY CONTRACTS (Cost $6,841,748)		7,127,943

TOTAL SECURITIES SOLD SHORT (Proceeds $10,146,245)		$10,159,140

ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(e) Restricted

Schedule of Investments
July 31, 2006
UFT - Convertible Bond Arbitrage Portfolio -1

	Shares or
	Principal Amount	Value

PREFERRED STOCKS - 2.89% +

Financial Services - 2.89% +
Credit Suisse First Boston USA (a)^	9,500	$461,415

TOTAL PREFERRED STOCKS (Cost $347,242)		461,415

CONVERTIBLE BONDS (e)(f) - 114.78% +

Aerospace & Defense - 4.59% +
L-3 Communications Holdings, Inc., (Acquired 08/01/2005, Cost $763,640)
3.000%, due 08/01/2035 (b)(e)	$750,000	733,125

Airlines - 2.92% +
Jetblue Airways Corp., 3.750%, due 03/15/2035 (e)^	500,000	466,250

Cable TV - 4.76% +
Liberty Media Corp., 3.500%, due 01/15/2031 (e)^	750,000	759,375

Computers & Peripherals - 2.72% +
Sandisk Corp., 1.000%, due 05/15/2013 ^	500,000	435,000

Construction & Engineering - 4.74% +
Quanta Services, Inc., (Acquired 04/27/2006, Cost $741,563)
3.750%, due 04/30/2026 (b)(e)	750,000	756,563

Diversified Telecommunication Services - 7.08% +
Covad Communications Group, Inc., 3.000%, due 03/15/2024 (e)^	500,000	422,500
Level 3 Communications, Inc., 10.000%, due 05/01/2011 (e)^	500,000	707,500
		1,130,000
Diversified Telecommunications - 2.81% +
Broadwing Corp., (Acquired 05/10/2006, Cost $512,438)
3.125%, due 05/15/2026 (b)(e)	500,000	449,375

Electronic Equipment & Instruments - 3.32% +
Coherent, Inc., (Acquired 03/10/2006, Cost $527,532)
2.750%, due 03/01/2011 (b)	500,000	530,625

Energy Equipment & Services - 9.33% +
Cameron International Corp., (Acquired 05/23/2006 - 05/30/2006, Cost $749,979)
2.500%, due 06/15/2026 (b)(e)	750,000	779,062
Grey Wolf, Inc., 5.458%, due 04/01/2024 (e)^	500,000	710,300
		1,489,362
Food & Staples Retailing - 3.68% +
Wild Oats Markets, Inc., 3.250% due 05/15/2034 (e)^	500,000	587,500

Health Care Equipment & Supplies - 17.79% +
Advanced Medical Optics, Inc., 2.500%, due 07/15/2024 (e)^	750,000	850,312
American Medical Systems Holdings Cvt, 3.250%, due 07/01/2036 (e)^	500,000	575,625
Edwards Lifesciences Corp., 3.875%, due 05/15/2033 (e)^	750,000	750,000
Greatbatch, Inc., 2.250%, due 06/15/2013 (e)^	750,000	664,688
		2,840,625
Health Care Providers & Services - 7.59% +
PSS World Medical, Inc., 2.250%, due 03/15/2024 (e)^	500,000	623,750
Schein Henry, Inc., 3.000%, due 08/15/2034 (e)^	500,000	588,125
		1,211,875
IT Services - 3.04% +
Euronet Worldwide, Inc., 3.500%, due 10/15/2025 (e)^	500,000	486,250

Machinery - 3.04% +
Trinity Industries, Inc., 3.875%, due 06/01/2036 (e)^	500,000	485,000

Media - 8.68% +
Lamar Advertising Co., 2.875%, due 12/31/2010	500,000	556,250
Walt Disney Co., 2.125%, due 04/15/2023 (e)	750,000	829,688
		1,385,938
Metals & Mining - 4.39% +
Coeur d'Alene Mines Corp., 1.250%, due 01/15/2024 (e)	750,000	700,312

Oil, Gas & Consumable Fuels - 8.11% +
Chesapeake Energy Corp., (Acquired 12/01/2005 - 01/19/2006, Cost $792,498)
2.750%, due 11/15/2035 (b)(e)	750,000	817,500
OMI Corp., 2.875%, due 12/01/2024 (e)	500,000	476,875
		1,294,375
Road & Rail - 3.66% +
Yellow Roadway Corp., 3.375%, due 11/25/2023 (e)	500,000	583,750

Semiconductor & Semiconductor Equipment - 2.89% +
PMC-Sierra, Inc., (Acquired 12/02/2005, Cost $579,278)
2.250%, due 10/15/2025 (b)(e)	500,000	461,875

Semiconductor Equipment & Products - 3.87% +
Conexant Systems, Inc., (Acquired 03/02/2006 - 04/05/2006, Cost $759,959)
4.000%, due 03/01/2026 (b)(e)	750,000	618,750

Software - 5.77%
Open Solutions, Inc., 1.467%, due 02/02/2035 (e)	1,500,000	920,625

TOTAL CONVERTIBLE BONDS (Cost $18,601,184)		18,326,550

CONVERTIBLE PREFERRED STOCKS - 3.74% +

Airlines - 3.74%
Continental Airlines Capital Trust (a)	18,300	597,038

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $600,631)		597,038

	Shares or
REPURCHASE AGREEMENTS - 4.25% +	Principal Amount
The Bear Stearns Companies, Inc.,
5.220%, dated 07/31/2006, due 08/01/2006,
repurchase price $678,978 (g)^	$679,076	679,076

TOTAL REPURCHASE AGREEMENTS (Cost $679,076)		679,076

Total Investments (Cost $20,228,133) - 125.66% +		$20,064,079

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of July 31, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
July 31, 2006
UFT - Convertible Bond Arbitrage Portfolio -1

	Shares or
	Principal Amount	Value

COMMON STOCK
Advanced Medical Optics, Inc. (a)	11,500	$566,375
American Medical Systems Holdings, Inc. (a)	18,000	328,500
Broadwing Corp. (a)	19,600	180,124
Cameron International Corp. (a)	5,000	252,050
Chesapeake Energy Corp.	13,000	427,700
Coeur d'Alene Mines Corp. (a)	49,100	234,698
Coherent, Inc. (a)	9,200	294,952
Conexant Systems, Inc. (a)	50,000	89,500
Continental Airlines, Inc. (a)	11,000	289,740
Covad Communications Group, Inc. (a)	84,000	134,400
Edwards Lifesciences Corp. (a)	5,600	247,744
Equinix, Inc. (a)	8,000	419,040
Euronet Worldwide, Inc. (a)	7,700	195,657
Greatbatch, Inc. (a)	11,400	279,414
Grey Wolf, Inc. (a)	70,000	536,200
Henry Schein, Inc. (a)	8,600	407,726
JetBlue Airways Corp. (a)	17,500	187,075
L-3 Communications Holdings, Inc.	3,000	220,950
Lamar Advertising Co. (a)	8,800	431,552
Level 3 Communications, Inc.	96,000	375,360
Motorola, Inc.	12,000	273,120
OMI Corp. (b)	9,800	216,188
Open Solutions, Inc. (a)	21,000	580,650
PMC - Sierra, Inc. (a)	31,100	158,921
PSS World Medical, Inc. (a)	26,000	516,100
Quanta Services, Inc. (a)	20,000	319,200
SanDisk Corp. (a)	3,700	172,642
Trinity Industries, Inc.	8,900	297,438
Walt Disney Co.	17,000	504,730
Wild Oats Markets, Inc. (a)	23,000	411,470
Yrc Worldwide, Inc. (a)	8,000	318,240

TOTAL COMMON STOCK (Proceeds $10,248,619)		9,867,456

TOTAL SECURITIES SOLD SHORT (Proceeds $10,248,619)		$9,867,456

ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(e) Restricted

Schedule of Investments
July 31, 2006
UFT - Long/Short Equity - Deep Discount Value Portfolio 1

	Shares or
COMMON STOCKS - 124.90% +	Principal Amount	Value

Aerospace & Defense - 0.00% +
Honeywell International, Inc.	1	39

Advertising Services -0.06% +
R.H Donnelley Corp.	100	5,221

Automobiles - 0.08% +
Fleetwood Enterprises, Inc. (a)	1,000	7,120

Bands, Orchestras, Actors, And Other Entertainers And Entertainment - 6.10% +
Hollywood Media Corp. (a)	151,074	527,248

Biotechnology - 4.83% +
Spectrum Pharmaceuticals, Inc. (a)^	120,750	417,795

Capital Markets - 2.65% +
TD Ameritrade Holding Corp.	14,000	229,320

Chemicals - 0.02%
Tronox, Inc.	100	1,308

Construction & Engineering - 0.51% +
MDC Holdings, Inc.	1,000	43,630

Commercial Services & Supplies - 5.61% +
Teamstaff, Inc. (a)^	382,720	478,400
TRM Corp. (a)^	1,000	5,880
		484,280
Consumer Finance - 8.95% +
Encore Capital Group, Inc. (a)^	3,115	38,221
Capital One Financial Corp. ^	9,500	734,825
		773,046
Containers & Packaging - 0.00% +
Temple-Inland, Inc.	1	43

Distributors - 2.05% +
Grand Toys International Ltd. ADR (a)	146,401	177,145

Electronic Equipment & Instruments - 7.22% +
Agilent Technologies, Inc. (a)^	10,000	284,400
Electronic Control Security Inc. (a)^	678,607	339,304
		623,704
Health Care Equipment & Supplies - 9.40%
Beckman Coulter, Inc. ^	100	5,725
Dade Behring Holdings, Inc. ^	5,100	207,723
Hillenbrand Industries, Inc. ^	100	4,966
Photomedex, Inc. (a) ^	449,894	593,860
		812,274
Health Care Providers & Services - 9.79% +
Amicas, Inc. (a)^	286,696	842,886
Inventiv Health, Inc. (a)^	100	2,790
		845,676
Health Care Technology - 3.12% +
Systems Xcellence, Inc. (a)(c)	22,300	269,384

Hotels Restaurants & Leisure - 0.04% +
McDonald's Corp.	100	3,539

Household Durables - 7.85% +
Jennifer Convertibles, Inc. (a)	17,500	106,750
Tarragon Corp.	44,000	571,560
		678,310
Insurance - 5.35% +
Penn Treaty American Corp. (a)^	52,000	365,040
The Progressive Corp. ^	4,000	96,760
		461,800
IT Services - 0.05% +
First Data Corp.	100	4,085

Media - 5.33%
Comcast Corp. (a)	100	3,438
NTL Inc.	20,000	457,000
		460,438
Metals & Mining - 10.64% +
Alcan Inc. (c)	100	4,576
Aleris International Inc. (a)	13,000	532,220
Century Aluminum Co. (a)	2,000	61,740
IPSCO, Inc. (c)	1,400	131,754
United States Steel Corp.	3,000	189,210
		919,500
Oil & Gas - 3.28%
Canadian Superior Energy, Inc. (a)(c)^	127,658	283,401

Pharmaceuticals - 6.81% +
Bradley Pharmaceuticals, Inc. (a)	45,000	456,300
Teva Pharmaceutical Industries Ltd. ADR	4,000	132,320
		588,620
Semiconductor & Semiconductor Equipment - 0.66% +
Freescale Semiconductor, Inc. (a)	2,000	57,260

Software - 8.16%
Net 1 UEPS Technologies, Inc. (a)	1,000	22,470
Omtool Ltd. (a)	111,910	532,132
Sonic Foundry, Inc. (a)	86,200	149,988
		704,590
Steel Works, Blast Furnaces And Rolling - 5.94% +
Mittal Steel Co. N.V. ADR	15,000	513,150

Thrifts & Mortgage Finance - 10.40% +
Kearny Financial Corp.	60,975	898,162

TOTAL COMMON STOCKS (Cost $12,477,354)		10,790,088
	Shares or
REPURCHASE AGREEMENTS - 0.24% +	Principal Amount
The Bear Stearns Companies, Inc.,
5.220%, dated 07/31/2006, due 08/01/2006,
repurchase price $ 20,595 (g) ^	$20,611	20,611

TOTAL REPURCHASE AGREEMENTS (Cost $20,611)		20,611

Total Investments (Cost $12,497,965) - 125.14% +		$10,810,699

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of July 31, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
July 31, 2006
UFT - Long/Short Equity - Deep Discount Value Portfolio 1

	Shares or
	Principal Amount	Value

COMMON STOCKS
Alcoa Inc.	100	$2,995
Bally Total Fitness Holding Corp. (a)	1,000	5,750
Elan Corp Plc ADR (a)	19,000	291,460
Florida Rock Industries, Inc.	100	3,806
General Growth Properties, Inc.	5,000	228,200
General Motors Corp.	1,000	32,230
Gentex Corp.	16,300	217,442
The Goodyear Tire & Rubber Co. (a)	5,000	55,000
KB HOME	5,100	216,852
Keane, Inc. (a)	9,400	135,548
Lennar Corp.	7,800	348,894
New Century Financial Corp.	100	4,366
Novelis, Inc. (b)	100	1,971
Oil Service Holders Trust	100	14,579
PF Chang's China Bistro, Inc. (a)	1,000	30,230
Radioshack Corp.	26,300	425,271
Standard-Pacific Corp.	7,000	156,310
Syneron Medical, Ltd. (a) (b)	1,900	36,736
Toll Brothers, Inc.(a)	9,000	230,130
Vintesse Semiconductor Corp. (a)	3	3
VistaPrint Ltd. (a) (b)	3,000	66,360

TOTAL COMMON STOCK (Proceeds $2,638,345)		2,504,133

EXCHANGE TRADED FUNDS
iShares Russell 2000 Index Fund	7000	487,760
Semiconductor Holders Trust	100	3,152
SPDR Trust Series 1	13,000	1,662,050

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,116,450)		2,152,962

TOTAL SECURITIES SOLD SHORT (Proceeds $4,754,795)		$4,657,095

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(e) Restricted

Schedule of Options Written
July 31, 2006
UFT - Long/Short Equity - Deep Discount Value Portfolio 1

COMMON STOCKS	Contracts	Value

CALL OPTIONS
ARS
Expiration: July 2006, Exercise Price: $30.00	100	$5,500
BDY
Expiration: July 2006, Exercise Price: $10.00	10	575
CENX
Expiration: July 2006, Exercise Price: $40.00	40	200
ELN
Expiration: July 2006, Exercise Price: $15.00	100	10,500
HEP
Expiration: July 2006, Exercise Price: $25.00	50	6,900
LEN
Expiration: July 2006, Exercise Price: $45.00	100	13,000
MEE
Expiration: July 2006, Exercise Price: $35.00	50	500
MT
Expiration: August 2006, Exercise Price: $35.00	150	12,750
NTLI
Expiration: July 2006, Exercise Price: $22.50	100	12,500
OIH
Expiration: August 2006, Exercise Price: $150.00	40	11,400
PFCB
Expiration: July 2006, Exercise Price: $35.00	100	1,000
RUT
Expiration: July 2006, Exercise Price: $710.00	40	48,000
TEVA
Expiration: July 2006, Exercise Price: $32.50	50	7,000

TOTAL CALL OPTIONS (Premiums received $142,376)		129,825

PUT OPTIONS
ARS
Expiration: July 2006, Exercise Price: $40.00	50	7,375
CENX
Expiration: July 2006, Exercise Price: $30.00	100	15,000
COF
Expiration: July 2006, Exercise Price: $80.00	50	15,500
COF
Expiration: July 2006, Exercise Price: $85.00	15	11,400
DADE
Expiration: July 2006, Exercise Price: $40.00	125	6,250
HB
Expiration: July 2006, Exercise Price: $50.00	50	4,625
IPS
Expiration: July 2006, Exercise Price: $80.00	40	1,200
MT
Expiration: July 2006, Exercise Price: $25.00	70	350
NTL
Expiration: July 2006, Exercise Price: $25.00	100	26,500
RUY
Expiration: July 2006, Exercise Price: $650.00	30	9,000
RUY
Expiration: July 2006, Exercise Price: $670.00	20	11,100
US STEEL
Expiration: July 2006, Exercise Price: $60.00	100	12,000

TOTAL PUT OPTIONS (Premiums received $178,452)		120,300

TOTAL OPTIONS WRITTEN (Premiums received $320,828)		$250,125

Schedule of Investments
July 31, 2006
UFT - Merger Arbitrage Portfolio -1

	Shares or
COMMON STOCKS - 121.57% +	Principal Amount	Value

Advertising Services - .90% +
Pagesjaunes Groupe S.A.	5,500	154,776

Aerospace & Defense - 5.51% +
Aviall, Inc. (a)	10,000	475,300
Herley Industries, Inc. (a)	6,000	64,380
Honeywell International, Inc.	3,000	116,100
Kaman Corp.	8,500	155,975
Sequa Corp. (a)	1,500	121,590
		933,345
Auto Components - 0.16% +
Dana Corp.	13,000	29,380

Building Products - 0.27% +
Griffon Corp. (a)	2,000	45,240

Capital Markets -1.38% +
Ameriprise Financial Inc.	1,000	44,600
BKF Capital Group, Inc.	1,500	5,955
SWS Group, Inc.	7,000	182,490
		233,045
Chemicals - 4.61% +
BOC Group Plc (c)	12,000	359,330
BOC Group Plc ADR	2,000	119,680
Ferro Corp.	5,000	80,750
Hercules, Inc. (a)	6,000	83,400
Huntsman Corp. (a)	2,000	31,900
MacDermid, Inc.	1,000	27,030
Sensient Technologies Corp.	4,000	79,760
		781,850
Commercial Banks - 0.24% +
North Fork Bancorp., Inc.	1,000	28,330
Republic Bancorp, Inc./MI	1,000	13,060
		41,390
Commercial Services & Supplies - 3.69% +
Aramark Corp.	5,000	160,500
Concorde Career Colleges, Inc. (a)	10,000	195,000
H&R Block, Inc.	1,000	22,750
School Specialty, Inc. (a)	1,000	32,000
West Corp. (a)	4,500	214,740
		624,990
Communications Equipment - 0.84% +
Belden CDT, Inc.	1,000	32,450
FalconStor Software, Inc. (a)	3,500	23,800
Lucent Technologies, Inc. (a)	16,000	34,080
Stratos International, Inc. (a)	8,000	51,200
		141,530
Consumer Finance - 1.08% +
American Express Co.	3,500	182,210

Containers & Packaging - 0.12% +
Longview Fibre Co.	1,000	21,040

Diversified Financial Services - 0.23% +
GATX Corp.	1,000	39,190

Diversified Telecommunication Services - 5.13% +
Eircom Group (c)	111,500	311,210
Embarq Corp. (a)	800	36,200
Hector Communications Corp.	200	7,068
Portugal Telecom SGPS S.A. (c)	16,000	198,661
Sprint Corp.	16,000	316,800
		869,939
Electric Utilities - 3.95% +
DPL, Inc.	2,000	55,520
Duquesne Light Holdings, Inc.	11,000	214,170
Endesa S.A. (c)	3,000	102,550
Endesa S.A. ADR	6,000	204,480
NSTAR	3,000	93,510
		670,230
Electrical Equipment - 3.11% +
Cooper Industries Ltd. (c)	1,000	86,160
Intermagnetics General Corp. (a)	11,000	298,320
S L Inds, Inc. (a)	3,000	48,720
Thomas & Betts Corp. (a)	2,000	94,660
		527,860
Electronic Equipment & Instruments - 2.66% +
Excel Technology, Inc. (a)	10,000	293,300
Fargo Electronics, Inc. (a)	200	5,096
Woodhead Industries, Inc.	8,000	153,120
		451,516
Energy Equipment & Services - 2.30% +
Helix Energy Solutions Group, Inc. (a)	1,000	38,990
Maverick Tube Corp. (a)	5,500	350,845
		389,835
Food & Staples Retailing - 1.16% +
BJ's Wholesale Club, Inc. (a)	500	14,240
Supervalu, Inc.	2,184	59,208
The Topps Co. Inc.	15,000	122,550
		195,998
Food Products - 3.66% +
Cadbury Schweppes Plc - ADR	2,000	78,520
Campbell Soup Co.	2,000	73,360
Groupe Danone - ADR	7,000	192,500
HJ Heinz Co.	4,000	167,880
Tootsie Roll Industries, Inc.	4,000	108,600
		620,860
Gas Utilities - 4.87% +
Cascade Natural Gas Corp.	500	12,960
KeySpan Corp.	16,000	644,320
Peoples Energy Corp.	4,000	168,840
		826,120
Health Care Equipment & Supplies - 1.69% +
Biomet, Inc.	2,000	65,880
Biosite, Inc. (a)	1,000	38,980
Conmed Corp. (a)	2,500	49,875
DJ Orthopedics, Inc. (a)	1,000	39,470
Encore Medical Corp. (a)	1,000	6,260
Kensey Nash Corp. (a)	2,000	56,520
Osteotech, Inc. (a)	1,000	3,880
Regeneration Technologies, Inc. (a)	4,500	26,280
		287,145
Health Care Providers & Services - 3.62% +
Alderwoods Group, Inc. (a)	8,500	166,855
Amicas, Inc. (a)	10,000	29,400
Andrx Corp. (a)	5,000	119,250
HCA, Inc.	1,000	49,160
IMS Health, Inc.	7,000	192,080
Nwh, Inc.	3,100	56,358
		613,103
Hotels Restaurants & Leisure - 8.77% +
Aztar Corp. (a)	7,000	362,180
Churchill Downs, Inc.	6,000	232,380
De Vere Group Plc (c)	1,500	24,307
Dover Motorsports, Inc.	17,000	100,130
GTECH Holdings Corp.	10,000	336,900
Kerzner International Ltd. (a) (c)	4,000	320,000
Ladbrokes Plc	15,294	110,349
		1,486,246
Household Durables - 0.22% +
Skyline Corp.	1,000	37,810

Industrial Conglomerates - 2.31% +
Tyco International Ltd. (c)	15,000	391,350

Insurance - 0.27%
CNA Surety Corp. (a)	2,500	45,625

Internet & Catalog Retail - 1.00% +
The Sportsman's Guide Inc. (a)	5,500	169,565

IT Services - 0.31% +
Computer Sciences Corp. (a)	1,000	52,390

Life Science Tools & Services - 0.66% +
Fisher Scientific International (a)	1,000	74,110
Thermo Electron Corp. (a)	1,000	37,010
		111,120
Machinery - 3.13% +
Flowserve Corp. (a)	2,000	103,600
ITT Industries, Inc.	3,000	151,650
Navistar International Corp. (a)	4,000	89,440
Tennant Co.	6,000	142,620
Watts Water Technologies, Inc.	1,500	43,695
		531,005
Media - 14.86% +
Advo, Inc.	5,000	181,050
Cablevision Systems Corp.	14,000	311,500
CBS Corp.	4,500	123,210
Discovery Holding Co. Class A	2,000	26,640
Dow Jones & Co, Inc.	3,500	122,640
EchoStar Communications Corp. (a)	4,000	140,200
Emmis Communications Corp. (a)	2,000	29,640
Fisher Communications, Inc. (a)	2,500	101,225
Ion Media Networks, Inc. (a)	19,000	18,240
Liberty Media Holdings Corp. (a)	3,000	244,830
Lin TV Corp. (a)	8,000	52,640
McClatchy Co.	2,523	106,950
Media General, Inc.	1,200	43,716
Salem Communications Corp.	2,500	30,325
Shaw Communications, Inc. (c)	1,000	29,000
Tribune Co.	5,500	163,405
Triple Crown Media, Inc. (a)	500	3,855
Univision Communications, Inc. (a)	17,000	567,800
Viacom Inc. (a)	3,000	104,550
Warner Music Group Corp.	3,500	85,225
Young Broadcasting, Inc. (a)	10,000	31,500
		2,518,141
Metals & Mining - 6.14% +
Barrick Gold Corp. (c)	6,000	184,800
Falcon Bridge Ltd.	9,500	522,722
Falconbridge Ltd. (c)	3,000	165,180
Inco Ltd.	1,500	115,910
Novagold Resources, Inc. (a)	500	8,368
Whx Corp. (a)	5,000	43,500
		1,040,480
Multi-Utilities - 2.37% +
Northwestern Corp.	9,000	312,300
NRG Energy, Inc.	1,800	88,650
Suez (c)	3,200	41
		400,991
Oil & Gas - 9.04% +
Anadarko Petroleum Corp.	1,000	45,740
ChevronTexaco Corp.	1,500	98,670
Kinder Morgan, Inc.	3,000	306,000
Pioneer Natural Resources Co.	500	22,675
Stone Energy Corp. (a)	3,000	140,250
Transmontaigne, Inc. (a)	25,000	281,250
Western Gas Resources, Inc.	10,500	636,720
		1,531,305
Oil, Gas & Consumable Fuels - 5.75% +
James River Coal Co. (a)	8,300	180,442
Kerr-McGee Corp.	11,300	793,260
		973,702
Personal Products - 0.29% +
Alberto-Culver Co.	1,000	48,740

Pharmaceuticals - 0.30% +
Allergan, Inc.	468	50,474

Real Estate - 3.79% +
Heritage Property Investment Trust	2,000	72,180
Pan Pacific Retail Properties, Inc.	2,000	138,200
Trizec Properties, Inc.	15,000	431,400
		641,780
Semiconductor & Semiconductor Equipment - 1.43% +
ATI Technologies, Inc. (a)(c)	12,000	241,560

Software - 1.13% +
Borland Software Corp. (a)	6,500	36,400
GSE Systems, Inc. (a)	283	1,146
Hummingbird, Inc. (a)(c)	3,000	85,140
RSA Security, Inc. (a)	2,500	68,950
		191,636
Specialty Retail - 1.02% +
CSK Auto Corp. (a)	3,500	42,385
Michaels Stores, Inc.	1,000	42,420
Midas, Inc.	1,000	17,250
Petco Animal Supplies, Inc. (a)	2,500	70,175
		172,230
Thrifts & Mortgage Finance - 2.15% +
Flushing Financial Corp.	2,000	33,280
Golden West Financial Corp.	4,500	331,470
		364,750
Transportation Infrastructure - 2.10% +
Associated British Ports Holdings Plc (c)	21,000	355,603

Wireless Telecommunication Services - 3.35% +
Centennial Communications Corp.	3,000	15,960
Millicom International Cellular S.A. (a)(c)	2,000	69,980
United States Cellular Corp. (a)	8,000	481,200
		567,140

TOTAL COMMON STOCKS (Cost $20,405,147)		20,604,235
	Shares or
REPURCHASE AGREEMENTS - 10.86% +	Principal Amount
The Bear Stearns Companies, Inc.,
5.220%, dated 07/31/2006, due 08/01/2006,
repurchase price $1,840,326 (g)	$1,840,584	1,840,584

TOTAL REPURCHASE AGREEMENTS (Cost $1,840,584)		1,840,584

Total Investments (Cost $22,245,731) - 132.43%		$22,444,819

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of July 31, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Investments
July 31, 2006
UFT - Distressed Securities & Special Situations Portfolio 1

	Shares or
COMMON STOCKS - 62.15% +	Principal Amount	Value

Airlines - 2.06% +
Ace Aviation Holdings, Inc. (a)(c)^	22,124	561,848
Hawaiian Holdings, Inc. (a)^	104,690	340,242
Pinnacle Airlines Corp. (a)^	9,750	57,038
		959,128
Auto Components - 1.28% +
Dana Corp. ^	76,700	173,342
Intermet Corp. (a)^	25,708	154,248
Wagon (c)^	71,412	267,463
		595,053
Biotechnology - 0.41% +
Lab International, Inc. (a)(c)^	31,320	31,273
Seracare Life Sciences, Inc. (a)^	32,210	165,881
		197,154
Building Products - 0.29% +
USG Corp. (a)^	2,900	134,444

Capital Markets - 0.05% +
Refco, Inc. (a)^	34,150	25,613

Coal - 0.11% +
Lexington Coal (a)^	103,996	49,918

Commercial Services & Supplies - 0.43% +
Integrated Alarm Services Group, Inc. (a)^	20,451	84,669
TRM Corp. (a)^	20,000	117,600
		202,269

Construction & Engineering - 5.08% +
Washington Group International, Inc.	43,731	2,361,474

Construction Materials - 1.29% +
Oglebay Norton Co. (a)	30,038	600,760

Diversified Telecommunication Services - 4.18% +
IDT Corp. (a)	45,718	611,707
Verizon Communications, Inc.	39,454	1,334,334
		1,946,041

Electrical Apparatus And Equipment, Wiring Supplies, And - 2.82% +
Smith & Wesson Holding Corp. (a)	159,331	1,309,701

Electronic Equipment & Instruments - 0.78% +
Taser International, Inc. (a)	50,300	363,166

Food Products - 5.83% +
Imperial Sugar Co.	15,767	377,462
Interstate Bakeries (a)	187,000	1,243,550
John B. Sanfilippo & Son (a)	18,720	238,680
Pilgrim's Pride Corp.	33,382	853,244
		2,712,936
Health Care Equipment & Supplies - 0.37% +
Bausch & Lomb, Inc.	3,634	171,888

Health Care Providers & Services - 2.09% +
Critical Care Systems International (a)	18,095	89,751
Magellan Health Services, Inc. (a)	5,298	254,675
OCA, Inc. (a)	363,670	130,921
SFBC International, Inc. (a)	30,560	495,378
		970,725
Hotels Restaurants & Leisure - 5.93% +
Bally Total Fitness Holding Corp. (a)	23,400	134,550
Krispy Kreme Doughnuts, Inc. (a)	252,137	2,135,600
Lone Star Steakhouse & Saloon	15,800	369,562
Sunterra Corp. (a)	10,000	118,000
		2,757,712
Household Durables - 0.32% +
Foamex Intl, Inc. (a)	22,530	83,812
Natuzzi S.P.A ADR (a)	9,750	67,275
		151,087
Independent Power Producers & Energy Traders - 3.51% +
Mirant Corp. (a)	61,370	1,630,601

Insurance - 0.37% +
Loews Corp.	4,670	173,070

Internet Software & Services - 0.28% +
Openwave Systems, Inc. (a)	19,500	128,505

Leisure Equipment & Products - 0.44% +
Aruze Corp. (c)	10,840	202,343

Media - 0.81% +
Aeroplan Income Fund (c)	4,400	50,116
Genius Products, Inc. (a)	90,290	167,037
NTL Inc.	6,964	159,127
		376,280
Metals & Mining - 10.89% +
Algoma Steel, Inc. (c)	99,996	3,204,872
Atlas Mining Co. (a)	11,250	22,950
Grupo Mexico S.A. de CV (c)	320,440	876,058
Haynes International, Inc. (a)	12,615	479,370
Ormet Corp. (a)	2,993	481,945
		5,065,195
Multiline Retail - 1.90% +
Sears Holdings Corp. (a)	6,429	882,380

Oil & Gas - 1.59% +
Kerr-McGee Corp.	1,500	105,300
Petroleum Development Corp. (a)	14,211	632,958
		738,258
Oil, Gas & Consumable Fuels - 3.04% +
International Coal Group Inc. (a)	210,449	1,414,217

Petroleum Refining And Related Industries - 0.21% +
Texas Petrochemicals, Inc. (a)	3,900	95,550

Pharmaceuticals - 0.61% +
Merck & Co., Inc.	7,021	282,736

Poultry Slaughtering And Processing - 1.34% +
Gold Kist, Inc. (a)	44,541	623,129

Specialty Retail - 2.68% +
Blockbuster, Inc.	238,189	974,193
Footstar, Inc. (a)	60,961	271,276
		1,245,469
Telecommunications -0.01% +
Nextwave Tax Escrow Certificate (a)	7,300	5,840

Tobacco - 1.02% +
Altria Group, Inc.	5,947	475,582

Transportation Equipment - 0.13% +
Force Protection, Inc. (a)	9,000	59,400

TOTAL COMMON STOCKS (Cost $25,862,062)		28,907,624

PREFERRED STOCKS - 0.96% +
Consumer Finance - 0.96% +
General Motors Acceptance Corp.	19,800	447,282

TOTAL PREFERRED STOCKS (Cost $423,401)		447,282

WARRANTS - 0.04% +
Ampam Warrants	374	0
Stone Arcade Acquisition (a)	39,000	18,720

TOTAL WARRANTS (Cost $22,113)		18,720

CONVERTIBLE BONDS (e)(f) - 1.80% +
Airlines - 0.74% +
Pinnacle Airlines Corp., 3.250%, due 02/15/2025 (e)	390,000	342,712

Biotechnology - 0.92% +
Cell Therapeutics, Inc., 4.000%, due 07/01/2010	1,000,000	430,000

Insurance - 0.14% +
Scottish Annuity, 4.500%, due 12/1/2022 (e)	75,000	65,250

TOTAL CONVERTIBLE BONDS (Cost $860,697)		837,962

CONVERTIBLE PREFERRED STOCKS (e)(f)- 6.95%+
Automobiles - 1.07% +
General Motors Corp.	20,000	497,000

Construction Materials - 5.88% +
Oglebay Norton Convertible Preferred (a)	109,368	2,734,200

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,162,913)		3,231,200

CORPORATE BONDS - 38.63%+
Aluminum Sheet, Plate, And Foil - 0.27%
Ormet Corp., (Acquired 05/19/2006, Cost $115,433)
11.000%, due 08/15/2008 (Default Effective 08/15/2004) (b)(c)(d)(e)	1,378,000	124,020

Auto Components - 4.16% +
Dana Corp., 7.000%, due 03/01/2029 (Default Effective 03/03/2006) (d)	676,000	523,900
Delco Remy International, Inc., 8.625%, due 12/15/2007 (e)	253,500	237,023
Delco Remy International, Inc., 9.506%, due 04/15/2009 (e)	390,000	383,175
Delco Remy International, Inc., 11.000%, due 05/01/2009 (e)	500,000	303,750
Exide Technologies, (Acquired 03/23/2006, Cost $410,665)
10.500%, due 03/15/2013 (b)(e)	549,745	486,524
		1,934,372
Banking - 2.33% +
Armstrong Bank Debt, 0.000%, due 03/29/2050	1,143,000	754,380
Collins Bank Debt, 0.000%, due 03/29/2050	271,570	228,118
Werner Term Loan, 0.000%, due 03/29/2050	68,266	59,050
Winstar Dip Benk Debt, 0.000%, due 03/29/2050	31,386	45,510
		1,087,058
Building Products - 9.81% +
American Plumbing & Mechanical, Inc., 11.625%, due 10/15/2008
(Default Effective 10/15/1003) (a)(d)(e)	3,366,000	714,938
Armstrong World Industries, Inc., 6.350%, due 08/15/2003 (Default Effective 12/6/2000) (a)(d)	1,000,000	680,000
Armstrong World Industries, Inc., 7.450%, due 05/15/2029
(Default Effective 11/15/03) (a)(d)	956,000	645,300
Owens Corning, 7.500%, due 05/01/2005 (Default effective 11/01/2004) (a)(d)	1,608,000	1,045,200
Owens Corning, 7.700%, due 05/01/2008 (Default effective 10/31/2002) (a)(d)	485,000	315,250
Owens Corning, 7.000%, due 03/15/2009 (Default effective 3/15/2005) (a)(d)	322,000	207,690
Owens Corning, 7.500%, due 08/01/2018 (Default effective 8/01/2000) (a)(d)	1,143,000	748,665
Owens Corning, 8.875%, due 06/01/2002 (Default effective 10/05/2000) (a)(d)	243,000	206,246
		4,563,289
Chemicals - 1.31% +
Solutia, Inc., 7.375%, due 10/15/2027 (Default effective 12/17/2003) (a)(d)	670,000	609,700

Communications - 1.40% +
Primus Telecommunications GP, 8.000%, due 01/15/2014 (e)	1,000,000	650,000

Containers & Packaging - 0.39% +
Tekni-Plex, Inc.. 8.750%, due 11/15/2013 (Acquired 07/11/2006, Cost $184,817) (b)(c)(e)	195,000	181,594

Food & Staples Retailing - 0.45% +
Winn Dixie Stores, Inc., 8.875%, due 04/01/2008 (Defauted Effective 02/21/2005) (d)(e)	254,000	209,550

Food And Kindred Products - 0.70% +
Merisant Co., 9.500%, due 07/15/2013 (e)	500,000	325,000

Forestry - 1.77% +
Inland Fiber Group LLC, 9.625%, due 11/15/2007 (Default effective 05/15/2005) (a)(d)(e)	1,328,000	823,360

Health Services - 1.90% +
Insight Health Services Corp., 9.875%, due 11/01/2011 (e)	390,000	185,250
Insight Health Services Corp., 10.738%, due 11/01/2011 (e)	765,000	699,019
		884,269
Heavy Construction -1.41% +
Morrison Knudsen, 11.000% due 07/01/2010 (Default effective 08/01/2003) (a)(d)	12,774,000	654,029

Home Furniture, Furnishings, And Equipment Stores - 0.01% +
Levitz Home Furnishings Escrow, 12.500%, due 11/01/2011	508,000	2,591
(Default effective 10/11/2005) (a)(d)(e)

Independent Power Producers & Energy Traders - 2.35% +
Calpine Corp., (Acquired 01/05/2006, Cost $221,045)
8.500%, due 07/15/2010 (Default effective 01/01/2005) (a)(b)(d)(e)	257,000	248,005
Calpine Corp., (Acquired 01/03/2006 - 01/05/2006, Cost $408,050),
8.750%, due 07/15/2013 (Default effective 01/01/2005) (a)(b)(d)(e)	483,000	466,095
Calpine Corp., 8.500%, due 02/15/2011 (Default effective 12/20/2005) (a)(d)	780,000	380,250
		1,094,350
Industrial And Commercial Machinery And Computer Equipment - 0.79% +
Ames True Temper, Inc., 9.506%, due 01/15/2012 (e)	374,000	369,325

Measuring, Analyzing, And Controlling Instruments - 1.53% +
Elgin National Industries, Inc., 11.000%, due 11/01/2007 (e)	720,000	711,000

Media - 1.15% +
Adelphia Communications Corp., 10.250%, due 11/01/2006 (Default effective 06/25/2002) (a)(d)	500,000	286,250
Adelphia Communications Corp., 10.250%, due 06/15/2011 (Default effective 05/17/2002) (a)(d)	402,000	247,230
		533,480
Metals & Mining - 1.97% +
Doe Run Resource Corp., 11.750%, due 11/01/2008 (e)	1,000,000	917,500

Motor Vehicle Parts And Accessories - 0.49% +
Dura Operating Corp., 8.625%, due 04/15/2012 (e)	300,000	227,250

Oil & Gas - 0.60% +
KCS Energy, Inc., 7.125%, due 04/01/2012 (e)	292,500	279,337

Personal Products - 1.00% +
Revlon Consumer Products Corp., 8.625%, due 02/01/2008 (e)	500,000	463,750

Printing, Publishing, And Allied Industries - 0.79% +
American Color Graphics, Inc., 10.000%, due 06/15/2010 (e)	500,000	367,500

Specialty Retail - 0.46% +
Movie Gallery, Inc., 11.000%, due 05/01/2012 (e)	275,000	215,875

Tobacco - 1.59% +
Alliance One International, Inc., 11.000%, due 05/15/2012 (e)	347,000	337,458
North Atlantic Trading, Inc., 9.250%, due 03/01/2012 (e)	500,000	401,250
		738,708

TOTAL CORPORATE BONDS (Cost $18,122,852)		17,966,907

ASSET BACKED SECURITIES - 0.70% +
Delta Air Lines, 8.270%, due 09/23/2007 (Default Effective 09/15/2005) (d)	164,567	132,477
Northwest Airlines, 7.360%, due 02/01/2020 (Default Effective 09/15/2005) (d)	25,737	25,480
United AirLines, Inc., 7.762%, due 10/01/2005 (Default Effective 10/01/2004) (d)	201,126	165,820

TOTAL ASSET BACKED SECURITIES (Cost $227,708)		323,777

MORTGAGE BACKED SECURITIES - 0.46% +
Delta Air Lines, 10.500%, due 04/30/2016 (Default Effective 09/15/2005) (d)	311,652	215,819

TOTAL MORTGAGE BACKED SECURITIES (Cost $149,389)		215,819

PURCHASED OPTIONS - 0.63% +	Contracts
AAP
Expiration: January 2007, Exercise Price: $75.000	182	99,190
IWM
Expiration: November 2006, Exercise Price: $65.000	110	20,075
IWM
Expiration: November 2006, Exercise Price: $70.000	100	35,000
IWM
Expiration: November 2006, Exercise Price: $73.000	260	130,000
KMG
Expiration: August 2006, Exercise Price: $70.000	227	6,810

TOTAL PURCHASED OPTIONS (Cost $218,184)		291,075

	Shares or
REPURCHASE AGREEMENTS - 7.26% +	Principal Amount
The Bear Stearns Companies, Inc.,
5.220%, dated 07/31/2006, due 08/01/2006,
repurchase price $3,374,305 (g)^	$3,374,794	3,374,794

TOTAL REPURCHASE AGREEMENTS (Cost $3,374,794)		3,374,794

MUNICIPAL BONDS - 0.32% +
Lewis & Clark County, 5.600%, due 01/01/2027	156,000	150,089

TOTAL MUNICIPAL BONDS (Cost $145,499)		150,089

Total Investments (Cost $51,569,612) - 119.90% +		$55,765,249

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of July 31, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
July 31, 2006
UFT - Distressed Securities & Special Situations Portfolio 1

	Shares or
	Principal Amount	Value

COMMON STOCKS
Amex Enery Select SPDR	8,550	$501,458
Applied Extrusion Technologies, Inc. - Class A (a)	1,714	13,283
Applied Extrusion Technologies, Inc. - Class B (a)	35	175
Armstrong Holdings, Inc. (a)	400	112
Brookfield Homes Corp.	25,528	622,628
Congoleum Corp. (a)	456	1,026
Delphi Corp. (a)	39,859	51,817
Kraft Foods, Inc.	1,858	60,199
Owens Corning (a)	315,379	368,993
Progressive Gaming International Corp. (a)	8,838	66,904
Revlon, Inc. (a)	23,745	22,320
Sea Containers Ltd. (c)	84,763	372,957
Southern Copper Corp.	10,000	965,000
Wynn Resorts Ltd. (a)	2,520	161,305

TOTAL COMMON STOCK (Proceeds $3,958,569)		3,208,177

CORPORATE BONDS
Applied Extrusion, (Acquired 05/14/2004, Proceeds $1,057),
12.000%, due 03/15/2012 (d)(e)	817	796
Kaiser Aluminum & Chemical, 12.750%, due 02/01/2003
(Default effective 02/01/2002) (c)(d)	1,157,000	185,120
Tekni-Plex, Inc., 12.750%, due 06/15/2010 (d)	195,000	136,500

TOTAL CORPORATE BONDS (Proceeds $247,510)		322,416

EXCHANGE TRADED FUNDS
iShares Lehman 20+ Year Treasury Bond Fund	4,855	416,608
iShares Mexico Index Fund	5,170	205,766
iShares S&P 500 Index Fund	2,703	346,119

TOTAL EXCHANGE TRADED FUNDS (Proceeds $982,280)		968,493

FOREIGN CURRENCY CONTRACTS
Canadian Dollars	37,614	33,237
Japanese Yen	25,448,910	221,980
Mexican Peso	6,162,585	562,216

TOTAL FOREIGN CURRENCY CONTRACTS (Proceeds $811,531)		817,433

TOTAL SECURITIES SOLD SHORT (Proceeds $5,999,890)		$5,316,519

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(e) Restricted

Schedule of Options Written
July 31, 2006
UFT - Distressed Securities & Special Situations Portfolio 1

	Contracts	Value

CALL OPTIONS
USG
Expiration: August 2006, Exercise Price: $50.00	29	$2,320

TOTAL CALL OPTIONS (Premiums received $5,767)		2,320

PUT OPTIONS
AAP
Expiration: January 2007, Exercise Price: $52.50	182	31,850

TOTAL PUT OPTIONS (Premiums received $55,872)		31,850

TOTAL OPTIONS WRITTEN (Premiums received $61,639)		$34,170

Schedule of Investments
July 31, 2006
UFT - Long/Short Equity - REIT 1

	Shares or
COMMON STOCKS - 77.25%+	Principal Amount	Value

Commercial Services & Supplies - 1.65%+
Corrections Corp. of America (a) ^	8,200	$447,720

Diversified REITs - 5.50%+
Cousins Properties, Inc. ^	18,100	575,037
Vornado Realty Trust ^	2,200	230,010
One Liberty Properties, Inc. ^	10,800	217,080
Sizeler Property Investors ^	29,000	468,350
		1,490,477
Health Care REITs - 2.67%+
Senior Housng Property Trust ^	25,100	466,609
Omega Healthcare Investors, Inc. ^	14,000	187,040
Cogdell Spencer, Inc. ^	3,800	70,490
		724,139
Hotels Restaurants & Leisure - 6.99%+
Hilton Hotels Corp. ^	21,900	524,067
Marriott International, Inc. - Class A ^	18,700	657,866
Starwood Hotels & Resorts ^	13,600	715,088
		1,897,021
Hybrid REITs - 1.00%+
LTC Properties ^	12,300	271,461

Industrial - 6.95%+
Columbia Equity Trust ^	9,100	138,047
Parkway Properties Inc. ^	5,900	268,273
Equity Office Properties Trust ^	12,100	458,711
Franklin Street Properties Corp. ^	14,900	277,140
BioMed Realty Trust, Inc. ^	24,900	742,269
		1,884,440
Lodging/Resorts REITs - 7.00%+
Host Hotels & Resorts ^	12,500	265,250
Diamondrock Hospitality Co. ^	13,900	223,373
Sunstone Hotel Investments, Inc. ^	18,900	536,004
Equity Inns, Inc.^	22,500	354,825
LaSalle Hotel Properties ^	4,700	194,157
Highland Hospitality Corp. ^	24,100	321,735
Supertel Hospitality ^	300	1,998
		1,897,342
Mortgage REITs - 7.55%+
American Home Mortgage Investment ^	3,800	132,696
Anthracite Capital, Inc. ^	28,700	352,149
Deerfield Triarc Cap Corp. ^	8,300	113,046
Friedman Billings Ramsey Group, Inc. ^	18,000	165,240
Luminent Mortgage Capital, Inc. ^	12,300	118,695
Sunset Financial Resources, Inc. ^	15,700	132,194
Opteum, Inc. ^	4,900	42,630
Municipal Mortgage & Equity LLC ^	7,000	191,100
MFA Mortgage Investments, Inc. ^	18,400	126,224
Gramercy Capital Corp/New York ^	10,500	268,380
North Star Realty Finance Corp. ^	33,700	406,422
		2,048,776
Residential REITs - 16.21%+
Archstone-Smith Trust ^	5,700	299,079
Avalonbay Communities ^	3,600	420,912
Home Properties, Inc. ^	7,500	418,350
Camden Property Trust ^	2,900	221,705
BRE Properties ^	4,800	281,472
Mid-America Apartment Communities, Inc. ^	24,400	1,393,728
American Campus Communties, Inc. ^	4,500	114,030
Post Properties Inc. ^	17,100	820,971
American Land Lease ^	18,500	426,240
		4,396,487
Retail REITs - 15.95%+
Acadia Realty Trust ^	17,300	412,432
Amreit ^	18,600	131,688
Cedar Shopping Centers, Inc. ^	19,300	292,588
Developers Diversified Realty Corp. ^	10,300	543,634
Forest City Enterprises, Inc. ^	8,600	429,140
Regency Centers Corp. ^	13,200	846,384
Weingarten Realty Trust ^	5,700	227,772
The Macerich Co. ^	4,800	349,200
W.P. Carey & Co. LLC ^	5,300	132,765
Taubman Centers, Inc. ^	15,900	659,850
Tanger Factory Outlet Center ^	9,100	299,390
		4,324,843
Self Storage REITs - 4.17%+
Public Storage, Inc. ^	7,000	562,030
Sovran Self Storage, Inc. ^	11,000	568,370
		1,130,400
Specialty REITs - 1.61%+
Rayonier Inc. ^	11,000	437,910

TOTAL COMMON STOCKS (Cost $20,315,442)		20,951,016
	Shares or
REPURCHASE AGREEMENTS - 12.59% +	Principal Amount
The Bear Stearns Companies, Inc.,
5.220%, dated 07/31/2006, due 08/01/2006,
repurchase price $3,415,339 (g)^	$3,415,834	3,415,834

TOTAL REPURCHASE AGREEMENTS (Cost $3,415,834)		3,415,834

Total Investments (Cost $23,731,276) - 89.84%		$24,366,850

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of July 31, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
July 31, 2006
UFT - Long/Short Equity - REIT 1

	Shares or
	Principal Amount	Value

COMMON STOCK
Affordable Residential Communities	92,900	$1,006,107
Agree Realty Corp.	2,900	96,744
Diversified REITs - 5.50%+	6,400	335,552
American Financial Realty Trust	19,900	230,442
Anworth Mortgage Asset Corp.	25,500	201,195
Arbor Realty Trust, Inc.	10,700	275,739
Ashford Hospitality Trust, Inc.	52,800	620,400
Boston Properties, Inc.	7,500	736,500
Capital Lease Funding, Inc.	19,300	212,107
Capstead Mortgage Corp.	29,200	208,780
CBL & Associates Properties, Inc.	8,400	328,944
Colonial Properties Trust	5,500	263,615
Corporate Office Properties	4,800	216,000
Crescent Real Estate EQT Co.	20,600	402,112
Education Realty Trust, Inc.	20,200	315,726
Equity Lifestyle Properties, Inc.	9,500	408,215
Equity Residential	27,400	1,274,374
Extra Space Storage, Inc.	17,100	272,403
Feldman Mall Properties, Inc.	17,000	186,660
First Industrial Realty Trust, Inc.	17,700	712,956
First Potomac Realty Trust	28,800	814,752
General Growth Properties, Inc.	13,700	625,268
Gladstone Commercial Corp.	5,600	108,416
Glenborough Realty Trust, Inc.	20,700	459,540
Glimcher Realty Trust	28,400	671,660
Global Signal, Inc.	9,500	433,675
GMH Communities Trust	43,500	545,490
Healthcare Realty Trust, Inc.	13,400	443,406
Heritage Property Investment Trust	3,100	111,879
Highwoods Properties, Inc.	15,000	558,600
Homebanc Corp. Ga	28,000	229,600
Hospitality Properties Trust	7,600	331,132
HRPT Properties Trust	13,400	157,450
Innkeepers USA Trust	32,200	543,214
Interstate Hotels & Resorts, Inc. (a)	50,700	503,958
JER Investors Trust, Inc.	18,000	279,000
Kite Realty Group Trust	17,200	265,396
KKR Financial Corp.	24,100	558,156
Lexington Corporate Properties Trust	33,400	665,328
Liberty Property Trust	7,500	351,375
Medical Pptys Trust, Inc.	33,100	403,820
MortgageIT Holdings, Inc.	8,800	128,568
Nationwide Health Properties, Inc.	46,000	1,091,120
New Plan Excel Realty Trust	18,100	469,152
Pan Pacific Retail Properties, Inc.	1,600	110,560
Potlatch Corp. New	12,900	446,469
Prologis	4,100	226,935
PS Business Parks, Inc.	6,000	360,000
RAIT Investment Trust	16,300	460,801
Ramco-Gershenson Properties	12,000	353,160
Reckson Associates Realty Corp.	9,600	427,488
Redwood Trust, Inc.	4,500	214,110
Republic Property Trust	13,400	137,886
Simon Property Group, Inc.	2,600	222,378
The Mills Corp.	28,000	649,040
The St Joe Co.	14,800	664,520
Thornburg Mortgage, Inc.	16,100	412,160
Truststreet Properties, Inc.	92,600	1,232,506
U Store It Trust	30,600	583,236

TOTAL COMMON STOCK (Proceeds $25,106,838)		25,555,775

TOTAL SECURITIES SOLD SHORT (Proceeds $25,106,838)		$25,555,775

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(e) Restricted

Schedule of Investments
July 31, 2006
UFT - Global Hedged Income Portfolio 1

	Shares or
	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.80% +

Gazprom International S.A., 7.201%, due 02/01/2020	1,000,000	$1,037,500

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,029,921)		1,037,500

FOREIGN GOVERNMENT NOTE/BONDS - 11.89% +

Colombia Republic, 8.125%, due 05/21/2024 (c)	1,000,000	1,080,000
Republic of Panama, 7.125%, due 01/29/2026 (c)	500,000	500,500

TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $1,573,383)		1,580,500

SHORT TERM INVESTMENTS - 3.77% +

Standard Bank Plc, 8.012%, due 07/27/2049	500,000	500,475

TOTAL SHORT TERM INVESTMENTS (Cost $500,000)		500,475

	Shares or
REPURCHASE AGREEMENTS - 90.63% +	Principal Amount
The Bear Stearns Companies, Inc.,
5.220%, dated 07/31/2006, due 08/01/2006,
repurchase price $12,049,118 (g)	$12,050,866	12,050,866

TOTAL REPURCHASE AGREEMENTS (Cost $12,050,866)		12,050,866

Total Investments (Cost $15,154,170) - 114.09% +		$15,169,341

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of July 31, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Investments Hedge Forward Contracts
July 31, 2006
UFT - Global Hedged Income Portfolio 1
	Shares or
	Notional	Unrealized
	Amount	Appreciation

Brazil Forward Contract	1,185,000	$2,831
(Underlying Face Amount at Market Value $502,831)
Eurpoean Forward Contract	794,786	12,738
(Underlying Face Amount at Market Value $1,015,928)
Japanese Forward Contract	116,737,560	18,875
(Underlying Face Amount at Market Value $1,019,858)

Total Hedge Forward Contracts		$34,444

Schedule of Investments
July 31, 2006
UFT - Fixed Income Arbitrage Portfolio 1

	Shares or
CORPORATE BONDS - 9.11% +	Principal Amount	Value

Banking - 2.39% +
Resona Bank Ltd., (Acquired 09/08/2005, Cost $199,860)
5.850%, due 09/29/2049 (a)(b)(e)	200,000	190,214
Shinsei Financial Cayman Ltd., (Acquired 02/16/2006 - 02/21/2006, Cost $195,000)
6.418%, due 07/20/2048 (a)(b)(e)	195,000	188,889
Washington Group International, Inc., (Acquired 02/27/2006, Cost $299,829)
6.534%, due 03/29/2049 (a)(b)(e)	300,000	290,985
		670,088
Chemicals - 1.41% +
Chemtura Corp., 6.875%, due 06/01/2016	410,000	395,650

Consumer Finance - 0.37% +
General Motors Acceptance Corp., 6.125%, due 02/01/2007	100,000	99,436

Health Care Providers & Services - 0.82% +
HCA, Inc., 6.500%, due 02/15/2016	290,000	230,912

Hotels And Motels - 0.69% +
MGM Mirage, 6.000%, due 10/01/2009	200,000	194,500

Hotels, Rooming Houses, Camps, And Other Lodging Places - 0.63% +
Harrahs Operating Co., Inc., 5.625%, due 06/01/2015	190,000	177,253

Independent Power Producers & Energy Traders - 0.35% +
Txu Corp., 6.550%, due 11/15/2034	110,000	97,904

Media - 0.86% +
Omnicom Group, Inc., 5.900%, due 04/15/2016	245,000	239,842

Non-depository Credit Institutions - 0.80% +
Residential Cap Corp., 6.000%, due 02/22/2011	80,000	78,503
Residential Cap Corp., 6.500%, due 04/17/2013	115,000	114,405
Residential Cap Corp., 6.875%, due 06/30/2015	30,000	30,426
		223,334
Real Estate - 0.35% +
Thornburg Mortgage, Inc. 8.000%, due 05/15/2013 (e)	100,000	97,500

Water Transportation - 0.44% +
Royal Caribbean Cruises Ltd., 7.250%, due 06/15/2016	125,000	123,782

TOTAL CORPORATE BONDS (Cost $2,676,750)		2,550,201

ASSET BACKED SECURITIES - 30.68% +
American Airlines, Inc., 6.817%, due 05/23/2011	400,000	392,000
Asset Backed Funding Certificates, 8.573%, due 01/25/2035	200,000	189,720
Citigroup Mortgage Loan Trust, 7.823%, due 09/25/2035	150,000	143,122
Countrywide Asset Backed Certificates, 7.641%, due 01/24/2046	500,000	437,204
DVI Receivables Corp., 5.720%, due 09/12/2010	463,695	449,784
DVI Receivables Corp., 5.670%, due 03/14/2011	1,530,072	1,315,862
Encore Credit Receivables Trust, 7.823%, due 01/25/2036	250,000	215,000
Equity One ABS, Inc., 5.910%, due 02/25/2033	45,344	44,195
FBR Securitization Trust, 7.573%, due 11/25/2035	155,464	152,562
GE-WMC Mortgage Securities LLC, 8.073%, due 10/25/2035	450,000	436,365
Gsamp Trust, 7.823%, due 06/25/2035	225,000	203,640
JPMAC, 7.340%, due 07/25/2036	500,000	432,533
Merit Securities Corp., 8.380%, due 12/28/2033	409,098	431,495
Merrill Lynch Mortgage Investors, Inc., 7.320%, due 06/25/2034	300,000	300,365
Morgan Stanley, 7.223%, due 05/25/2033	500,000	502,085
New Century Home Equity Loan Trust, 9.073%, due 07/25/2035	625,000	573,423
Nomura Home Equity Loan Trust, 7.850%, due 03/25/2036	250,000	229,066
Option One Mortgage Loan Trust, 7.573%, due 08/25/2035	125,000	108,643
Option One Mortgage Loan Trust, 7.823%, due 01/25/2036	150,000	138,929
Residential Asset Securities Corp., 6.630%, due 03/25/2035	500,000	471,612
Residential Asset Securities Corp., 8.323%, due 09/25/2035	200,000	179,516
Structured Asset Investment Loan Trust, 7.823%, due 05/25/2035	80,000	70,320
Structured Asset Investment Loan Trust, 6.000%, due 07/25/2035	150,000	139,083
Structured Asset Investment Loan Trust, 7.823%, due 08/25/2035	168,000	149,933
Structured Asset Investment Loan Trust, 7.823%, due 07/25/2035	349,000	312,543
Structured Asset Securities Corp., 7.823%, due 03/25/2035	150,000	145,083
United AirLines, Inc., 6.201%, due 09/01/2008	176,797	175,472
Wells Fargo Home Equity Trust, 8.320%, due 03/25/2033	250,000	247,823

TOTAL ASSET BACKED SECURITIES (Cost $8,440,400)		8,587,378

MORTGAGE BACKED SECURITIES - 27.91% +
Countrywide Alternative Loan Trust, Inc. 7.123%, due 02/25/2036	175,000	142,075
Fannie Mae Strip, 5.000%, due 03/01/2035	4,315,992	1,081,172
Fannie Mae Strip, 5.000%, due 08/01/2035	5,421,919	1,393,847
Fannie Mae Strip, 5.000%, due 04/01/2036	1,535,950	406,306
Fannie Mae Strip, 6.000%, due 03/01/2033	1,556,506	390,797
Fannie Mae Strip, 5.000%, due 07/01/2033	1,250,239	309,352
Fannie Mae Strip, 4.500%, due 10/01/2033	314,749	73,984
Fannie Mae Strip, 5.500%, due 12/01/2033	1,102,250	277,618
Fannie Mae Strip, 5.000%, due 08/01/2034	746,051	191,762
Fannie Mae Strip, 5.500%, due 12/01/2034	8,433,521	2,185,005
Fannie Mae Strip, 6.000%, due 12/01/2034	186,652	47,288
Fannie Mae Strip, 5.000%, due 01/01/2035	159,361	37,521
Fannie Mae Strip, 5.000%, due 02/01/2035	575,877	139,630
First Franklin Mortgage Loan, 8.823%, due 10/25/2034	75,000	70,071
Freddie Mac Strip, 5.000%, due 12/01/2034	1,006,808	254,844
Freddie Mac Strip, 5.000%, due 02/15/2020	243,513	49,574
Freddie Mac Strip, 5.000%, due 02/15/2020	160,426	31,198
Freddie Mac Strip, 5.000%, due 04/15/2020	169,211	34,683
Freddie Mac Strip, 5.000%, due 08/01/2035	1,992,568	505,426
Lehman XS Trust, 7.073%, due 11/25/2035	150,000	148,532
Terwin Mortgage Trust, 0.000%, due 03/25/2037	421,621	40,708

TOTAL MORTGAGE BACKED SECURITIES (Cost $7,720,359)		7,811,393

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.74% +
Asset Backed Funding Corp., 6.000%, due 07/26/2035 ^	111,348	111,357
Asset Backed Funding Certificates, 8.323%, due 06/25/2035 ^	200,000	185,220
Asset Backed Securities Corp., 5.250%, due 06/27/2035 ^	147,940	147,781
Asset Backed Security Corp., 7.823%, due 06/25/2035 ^	125,000	114,864
Asset Backed Security Corp., 5.050%, due 08/27/2035 ^	108,392	108,198
Bear Stearns Asset Backed Securities, 5.250%, due 08/25/2034 ^	266,949	266,258
FBR Securitization Trust, 7.323%, due 10/25/2035 ^	246,649	236,892
First Franklin Mortgage Loan, 8.823%, due 03/25/2035 ^	150,000	144,284
First Franklin Mortgage Loan, 8.823%, due 12/25/2034 ^	30,000	27,589
First Franklin Mortgage Loan, 8.323%, due 07/25/2035 ^	150,000	135,751
Fremont Nim Trust, 3.750%, due 01/25/2035 ^	29,031	28,871
Gsamp Trust, 7.823%, due 08/25/2035 ^	250,000	225,788
Home Equity Asset Trust, 5.500%, due 08/27/2035 ^	104,048	103,637
Home Equity Asset Trust, 5.250%, due 09/27/2035 ^	349,358	344,117
Home Equity Asset Trust, 6.500%, due 02/27/2036 ^	121,028	120,743
HSI Asset Securitization Corp. Trust, 7.323%, due 01/25/2036 ^	436,000	397,067
Indymac Manufactured Housing, 6.640%, due 12/25/2027 ^	272,392	262,895
JP Morgan Mortgage Acquisition, 8.323%, due 06/25/2035 ^	125,000	110,823
JP Morgan Mortgage Acquisition, 8.323%, due 07/25/2035 ^	250,000	226,185
Lehman XS Trust, 7.000%, due 11/28/2035 ^	68,094	68,552
Long Beach Asset Holdings Co., 10.000%, due 08/25/2033 ^	371,566	383,768
Masters ABS Nim Trust, 4.750%, due 05/26/2035 ^	24,215	24,028
Merrill Lynch Mortgage Investors, Inc., 4.500%, due 02/25/2036 ^	212,377	211,113
Sharps SP I LLC, 5.000%, due 05/25/2035 ^	272,421	271,850
Soundview Home Equity Loan, 5.500%, due 11/25/2033 ^	60,000	56,081
Structured Adjustable Rate Mortgage, 4.750%, due 04/27/2035 ^	102,363	100,956
Structured Asset Investment Loan Trust, 7.823%, due 04/25/2035 ^	370,000	345,734
Structured Asset Investment Loan Trust, 7.823%, due 07/25/2035 ^	150,000	139,384
Structured Asset Investment Loan Trust, 6.390%, due 07/25/2035 ^	250,000	230,029
Structured Asset Investment Loan Trust, 7.823%, due 09/25/2035 ^	150,000	146,897
Structured Asset Securities, 7.823%, due 07/25/2035	250,000	217,452
Structured Asset Securities, 4.500%, due 08/25/2035	496,610	487,382
Terwin Mortgage Trust, 8.320%, due 03/25/2037	400,000	382,400

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,215,705)		6,363,946

PURCHASED OPTIONS - 0.04% +	Contracts
0EZ7
Expiration: December 2006, Exercise Price: $95.000 (a)	35	12,031

TOTAL PURCHASED OPTIONS (Cost $27,326)		12,031
	Shares or
REPURCHASE AGREEMENTS - 2.37% +	Principal Amount
The Bear Stearns Companies, Inc.,
5.220%, dated 07/31/2006, due 08/01/2006,
repurchase price $663,123 (g)^	$663,220	663,220

TOTAL REPURCHASE AGREEMENTS (Cost $663,220)		663,220

SHORT TERM INVESTMENTS - 11.24% +
Fannie Mae, Discount Note, 0.000%, due 03/30/2007	69,000	66,607
Federal National Mortgage Association, Discount Note, 0.000%, due 09/29/2006	245,000	242,880
Federal Home Loan Mortgage Corp., Discount Note, 0.000%, due 08/01/2006	50,000	50,000
Federal Home Loan Mortgage Corp., Discount Note, 0.000%, due 08/22/2006	325,000	324,120
Federal Home Loan Mortgage Corp., Discount Note, 0.000%, due 09/29/2006	175,000	173,746
Federal Home Loan Mortgage Corp., Discount Note, 0.000%, due 11/07/2006	865,000	852,708
Federal Home Loan Mortgage Corp., Discount Note, 0.000%, due 12/12/2006	1,465,000	1,436,802

TOTAL SHORT TERM INVESTMENTS (Cost $3,147,709)		3,146,863

U.S. TREASURY OBLIGATIONS - 15.43% +
U.S. Treasury Bond, 3.875%, due 04/15/2029	423,603	535,031
U.S. Treasury Notes, 3.500%, due 01/15/2011	1,277,595	1,339,328
U.S. Treasury Notes, 2.375%, due 04/15/2011	2,445,408	2,444,645

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,306,825)		4,319,004

Total Investments (Cost $33,198,294) - 119.52% +		$33,454,036

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of July 31, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
July 31, 2006
UFT - Fixed Income Arbitrage Portfolio 1

	Shares or
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS
U.S. Treasury Notes, 3.500%, due 01/15/2011	1,262,778	$1,323,795

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,330,899)		1,323,795

REVERSE REPURCHASE AGREEMENTS
Io Collateral, 5.380%, dated 04/12/2006,
due 08/14/2006, purchase price $3,032,167	2,977,000	2,977,000
Treasury Collateral, 5.250%, dated 04/24/2006,
due 08/07/2006, purchase price $1,663,082	1,638,000	1,638,000

TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $4,615,000)		4,615,000

TOTAL SECURITIES SOLD SHORT (Proceeds $5,945,899)		$5,938,795

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(e) Restricted

Schedule of Options Written
July 31, 2006
UFT - Fixed Income Arbitrage Portfolio 1

	Contracts	Value

CALL OPTIONS
2EZ8
Expiration: December 2006, Exercise Price: $95.00	35	$8,312

TOTAL CALL OPTIONS (Premiums received $24,574)		8,312

TOTAL OPTIONS WRITTEN (Premiums received $24,574)		$8,312

Schedule of Futures Contracts
July 31, 2006
UFT - Fixed Income Arbitrage Portfolio 1

		Unrealized
		Appreciation/
FUTURES CONTRACTS PURCHASED	Contracts	(Depreciation)

Eurodollar 90 Day Futures Contract, Expiring September 2006
(Underlying Face Amount at Market Value $2,363,000)	10	$(14,119)
Eurodollar 90 Day Futures Contract, Expiring December 2006
(Underlying Face Amount at Market Value $4,727,500)	20	(10,584)
Eurodollar 90 Day Futures Contract, Expiring March 2007
(Underlying Face Amount at Market Value $2,366,000)	10	(13,107)
Eurodollar 90 Day Futures Contract, Expiring June 2007
(Underlying Face Amount at Market Value $710,625)	3	(2,497)
Eurodollar 90 Day Futures Contract, Expiring September 2007
(Underlying Face Amount at Market Value $3,081,650)	13	(12,242)
Eurodollar 90 Day Futures Contract, Expiring December 2007
(Underlying Face Amount at Market Value $3,082,300)	13	(10,967)
Eurodollar 90 Day Futures Contract, Expiring March 2008
(Underlying Face Amount at Market Value $3,082,300)	13	(10,604)
Eurodollar 90 Day Futures Contract, Expiring June 2008
(Underlying Face Amount at Market Value $3,081,650)	13	(10,454)
Eurodollar 90 Day Futures Contract, Expiring September 2008
(Underlying Face Amount at Market Value $3,080,838)	13	(10,379)
Eurodollar 90 Day Futures Contract, Expiring December 2008
(Underlying Face Amount at Market Value $3,079,538)	13	(10,367)
Eurodollar 90 Day Futures Contract, Expiring March 2009
(Underlying Face Amount at Market Value $3,078,725)	13	(10,579)
Eurodollar 90 Day Futures Contract, Expiring June 2009
(Underlying Face Amount at Market Value $3,314,150)	14	(12,232)
Eurodollar 90 Day Futures Contract, Expiring September 2009
(Underlying Face Amount at Market Value $2,129,625)	9	(7,604)
Eurodollar 90 Day Futures Contract, Expiring June 2010
(Underlying Face Amount at Market Value $236,363)	1	185
Eurodollar 90 Day Futures Contract, Expiring December 2010
(Underlying Face Amount at Market Value $944,750)	4	(4,913)
U.S. Treasury Bond Futures Contract, Expiring September 2006
(Underlying Face Amount at Market Value $2,923,594)	27	35,918
U.S. Treasury 10-Year Note Futures Contract, Expiring September 2006
(Underlying Face Amount at Market Value $11,981,531)	113	77,575

TOTAL FUTURE CONTRACTS PURCHASED		$(26,970)

		Unrealized
		Appreciation/
SHORT FUTURES CONTRACTS	Contracts	(Depreciation)

Euro-Bond Futures Contract, Expiring September 2006
(Underlying Face Amount at Market Value $1,492,003)	10	$(20,090)
Eurodollar 90 Day Futures Contract, Expiring December 2009
(Underlying Face Amount at Market Value $1,419,150)	6	31
Eurodollar 90 Day Futures Contract, Expiring March 2010
(Underlying Face Amount at Market Value $1,418,700)	6	206
U.S. Treasury 2-Year Note Futures Contract, Expiring September 2006
(Underlying Face Amount at Market Value $14,853,219)	73	903
U.S. Treasury 5-Year Note Futures Contract, Expiring September 2006
(Underlying Face Amount at Market Value $1,563,281)	15	(4,635)

TOTAL SHORT FUTURE CONTRACTS		$(23,585)

TOTAL FUTURE CONTRACTS		$(50,555)

Schedule of SWAP Contracts
July 31, 2006
UFT - Fixed Income Arbitrage Portfolio 1

	Shares or	Unrealized
	Notional	Appreciation/
	Amount	(Depreciation)

Argen Credit Default Swap
(Underlying Face Amount at Market Value $1,074,537)	1,000,000	$74,537
Bear Stearns Credit Default Swap
(Underlying Face Amount at Market Value $10,206,041)	10,000,000	117,119
Bear Stearns Credit Default Swap
(Underlying Face Amount at Market Value $20,045,740)	(20,000,000)	(45,740)
CDX Credit Default Swap
(Underlying Face Amount at Market Value $1,016,250)	(1,000,000)	(26,250)
CDX Credit Default Swap
(Underlying Face Amount at Market Value $2,027,500)	2,000,000	12,358
Dow Jones Credit Default Swap
(Underlying Face Amount at Market Value $15,228,000)	14,400,000	621,000
Ford Motor Credit Company Credit Default Swap
(Underlying Face Amount at Market Value $979,233)	1,000,000	(20,767)
Goldman Equity Swap
(Underlying Face Amount at Market Value $10,000,000)	10,000,000	0
Goldman Credit Default Swap
(Underlying Face Amount at Market Value $35,944,685)	36,000,000	10,035
Goldman Credit Default Swap
(Underlying Face Amount at Market Value $49,626,381)	(49,500,000)	(208,100)
Lehman Credit Default Swap
(Underlying Face Amount at Market Value $999,596)	1,000,000	(181)
Lehman Equity Swap
(Underlying Face Amount at Market Value $54,761,765)	(55,000,000)	238,235
Louisana Pacific Corp. Credit Default Swap
(Underlying Face Amount at Market Value $1,015,306)	(1,000,000)	(15,306)
Mexican Credit Default Swap
(Underlying Face Amount at Market Value $1,017,815)	1,000,000	17,815
Nordstrom, Inc. Credit Default Swap
(Underlying Face Amount at Market Value $1,014,058)	(1,000,000)	(14,058)
Panama Credit Default Swap
(Underlying Face Amount at Market Value $1,006,009)	(1,000,000)	(6,009)
Philip Credit Default Swap
(Underlying Face Amount at Market Value $1,042,476)	(1,000,000)	(42,475)

TOTAL SWAP CONTRACTS		$712,213

Schedule of Investments
July 31, 2006
UFT - Long/Short Equity - Momentum Portfolio -1

	Shares or
COMMON STOCKS - 93.54%+	Principal Amount	Value

Air Freight & Logistics - 2.43%+
CH Robinson Worldwide, Inc. ^	7,800	$357,084
Expeditors International Washington, Inc. ^	7,000	318,290
		675,374
Airlines - 0.99%+
AMR Corp. ^	12,400	272,800

Beverages - 1.24%+
Brown-Forman Corp. - Class B ^	4,700	345,215

Biotechnology - 2.65%+
Celgene Corp. (a)^	7,800	373,542
Gilead Sciences, Inc. (a)^	5,900	362,732
		736,274
Capital Markets - 2.51%+
BlackRock, Inc. ^	2,500	322,900
Nuveen Investments, Inc. ^	7,900	375,171
		698,071
Chemicals - 3.61%+
Celanese Corporation ^	16,400	315,044
Ecolab, Inc. ^	8,900	383,323
Hercules, Inc. (a)^	21,900	304,410
		1,002,777
Commercial Services & Supplies - 3.41%+
ITT Educational Services, Inc. (a)^	5,200	350,584
Monster Worldwide, Inc. (a)^	6,500	260,000
Stericycle, Inc. (a)^	5,000	335,900
		946,484
Communications Equipment - 1.05%+
Corning, Inc. (a)^	15,300	291,771

Computers & Peripherals - 3.28%+
NCR Corp. (a)^	8,800	282,832
Seagate Technology, Inc. (c)^	14,100	327,120
Western Digital Corp. (a)^	17,200	301,688
		911,640
Construction & Engineering - 1.20%+
Fluor Corp. ^	3,800	333,754

Construction Materials - 1.01%+
Vulcan Materials Co. ^	4,200	281,274

Consumer Finance - 1.12%+
First Marblehead Corp. ^	6,800	311,440

Diversified Financial Services - 1.33%+
Chicago Mercantile Exchange Holdings, Inc. ^	800	368,960

Electric Utilities - 1.30%+
TXU Corp. ^	5,600	359,688

Electrical Equipment - 1.09%+
Rockwell Automation, Inc. ^	4,900	303,702

Electronic Equipment & Instruments - 2.54%+
Amphenol Corp. ^	6,000	336,480
Trimble Navigation Ltd. (a)^	7,700	369,831
		706,311
Energy Equipment & Services - 4.95%+
Baker Hughes, Inc. ^	4,100	327,795
Diamond Offshore Drilling, Inc. ^	4,300	339,399
FMC Technologies, Inc. (a)^	5,200	327,704
Smith International, Inc. ^	8,500	378,845
		1,373,743
Health Care Equipment & Supplies - 3.78%+
C.R. Bard, Inc. ^	4,400	312,268
Idexx Laboratories, Inc. (a)^	4,300	380,550
Resmed, Inc. (a)^	7,700	357,357
		1,050,175
Health Care Providers & Services - 6.28%+
DaVita, Inc. (a)^	7,000	350,140
Manor Care, Inc. ^	7,100	355,355
Pharmaceutical Product Development, Inc. ^	9,400	361,712
Quest Diagnostics, Inc. ^	5,600	336,672
Sierra Health Services, Inc. (a)^	7,900	341,122
		1,745,001
Hotels Restaurants & Leisure - 7.88%+
Choice Hotels International, Inc. ^	6,300	268,506
Darden Restaurants, Inc. ^	9,500	321,100
Hilton Hotels Corp. ^	12,400	296,732
International Game Technology ^	9,000	347,940
Las Vegas Sands Corp. (a)^	5,000	310,150
Scientific Games Corp. - Class A (a)^	9,500	322,715
Starbucks Corp. (a)^	9,400	322,044
		2,189,187
Household Durables - 1.30%+
Garmin Ltd. (c)^	3,800	360,962

Insurance - 1.43%+
Loews Corp. - Carolina Group ^	6,900	395,922

Internet Software & Services - 1.54%+
Akamai Technologies, Inc. (a)^	10,800	428,004

IT Services - 2.41%+
Alliance Data Systems Corp. (a)^	6,000	307,920
Cognizant Technology Solutions Corp. (a)^	5,500	360,195
		668,115
Leisure Equipment & Products - 1.14%+
Pool Corporation ^	8,100	315,333

Life Science Tools & Services - 1.35%+
Covance, Inc. (a)^	5,900	376,184

Machinery - 1.95%+
Joy Global, Inc. ^	6,800	255,136
Oshkosh Truck Corp. ^	6,700	287,296
		542,432
Media - 1.11%+
Warner Music Group Corp. ^	12,700	309,245

Metals & Mining - 5.20%+
Allegheny Technologies, Inc. ^	5,500	351,395
Consol Energy, Inc. ^	8,600	353,976
Peabody Energy Corp. ^	6,500	324,350
Southern Copper Corp. ^	4,300	414,950
		1,444,671
Multiline Retail - 1.24%+
Kohl's Corp. (a)^	6,100	345,443

Multi-Utilities & Unregulated Power - 1.27%+
The AES Corp. (a)^	17,700	351,522

Oil & Gas - 1.41%+
Denbury Resources, Inc. (a)^	11,300	391,771

Real Estate - 6.12%+
Cb Richard Ellis Group, Inc. (a)^	14,100	331,773
Essex Property Trust, Inc. ^	3,000	351,270
Forest City Enterprises, Inc. ^	6,900	344,310
Taubman Centers, Inc. ^	8,000	332,000
United Dominion Realty Trust, Inc. ^	12,200	339,770
		1,699,123
Semiconductor & Semiconductor Equipment - 3.46%+
Lam Research Corp. (a)^	7,500	311,925
MEMC Electronic Materials, Inc. (a)^	10,100	307,242
Nvidia Corp. (a)^	15,400	340,802
		959,969
Software - 2.21%+
Amdocs Ltd. (a)(c)^	8,900	322,892
Citrix Systems, Inc. (a)^	9,200	292,284
		615,176
Specialty Retail - 3.38%+
American Eagle Outfitters	10,100	331,886
Best Buy Co, Inc.	6,700	303,778
Limited Brands	12,000	301,920
		937,584
Trading Companies & Distributors - 1.08%+
Fastenal Co.	8,400	298,788

Wireless Telecommunication Services - 2.29%+
Millicom Intl Cellular S A (a)(c)	7,900	276,421
NII Holdings, Inc. (a)	6,800	358,904
		635,325

TOTAL COMMON STOCKS (Cost $23,193,897)		25,979,210

INVESTMENT COMPANIES - 0.08%+

Oil & Gas - 0.08%+
Hugoton Royalty Trust	721	22,423

TOTAL INVESTMENT COMPANIES (Cost $20,407)		22,423
	Shares or
REPURCHASE AGREEMENTS - 6.81% +	Principal Amount
The Bear Stearns Companies, Inc.,
5.220%, dated 07/31/2006, due 08/01/2006,
repurchase price $1,890,830 (g)^	$1,891,104	1,891,104

TOTAL REPURCHASE AGREEMENTS (Cost $1,891,104)		1,891,104

Total Investments (Cost $25,105,408) - 100.43%		$27,892,737

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of July 31, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
July 31, 2006
UFT - Long/Short Equity - Momentum Portfolio -1

	Shares or
	Principal Amount	Value

COMMON STOCKS
Abraxis Bioscience, Inc. (a)	13,700	$274,685
Adtran, Inc.	14,900	325,863
Affymetrix, Inc. (a)	13,300	286,881
Amazon.Com, Inc. (a)	10,800	290,412
Apollo Group, Inc. (a)	6,300	298,116
Apria Healthcare Group, Inc. (a)	19,400	339,888
Aqua America, Inc.	16,700	364,060
Avid Technology, Inc. (a)	8,600	303,064
Ball Corp.	10,000	383,000
Beckman Coulter, Inc.	6,500	372,125
Bed Bath & Beyond, Inc. (a)	10,100	338,148
Boston Scientific Corp. (a)	18,300	311,283
Ca, Inc.	17,300	362,608
Cablevision Systems Corp.	18,000	400,500
The Cheesecake Factory (a)	13,000	297,050
Chicago Bridge & Iron Co. NV (b)	15,100	366,326
Chico's FAS, Inc. (a)	12,500	283,125
ChoicePoint, Inc. (a)	8,200	280,112
Citizens Communications Co.	20,500	263,015
Cogent Inc. (a)	22,800	322,620
Crown Holdings, Inc. (a)	22,600	376,516
Deluxe Corp.	17,000	289,000
Dollar General Corp.	24,400	327,448
Donaldson Co, Inc.	11,200	368,368
Dow Jones & Co, Inc.	9,900	346,896
EchoStar Communications Corp. (a)	11,700	410,085
Electronic Arts, Inc. (a)	8,300	391,013
EOG Resources, Inc.	6,200	459,730
Equitable Resources, Inc.	11,200	403,312
Getty Images, Inc. (a)	5,400	251,910
H&R Block, Inc.	15,100	343,525
Harley-Davidson, Inc.	7,300	416,100
ImClone Systems, Inc. (a)	8,900	289,250
Kos Pharmaceuticals, Inc. (a)	9,100	376,194
Linear Technology Corp.	10,500	339,675
Massey Energy Co.	10,300	275,216
Maxim Integrated Products, Inc.	8,000	235,040
McAfee, Inc. (a)	15,300	329,715
MICRO Systems, Inc. (a)	8,900	356,000
The Mills Corp.	10,600	245,708
Murphy Oil Corp.	7,100	365,366
Nalco Holding Co. (a)	21,100	355,535
Navistar International Corp. (a)	11,400	254,904
Newell Rubbermaid, Inc.	14,200	374,312
Owens-Illinois, Inc. (a)	20,200	305,626
PDL Biopharma, Inc. (a)	19,000	342,190
Petco Animal Supplies, Inc. (a)	14,700	412,629
Plains Exploration & Production Co. (a)	10,300	452,788
Polaris Industries, Inc.	8,300	317,226
Questar Corp.	5,200	460,720
Quicksilver Resources, Inc. (a)	11,200	396,032
RadioShack Corp.	14,400	232,848
The Reader's Digest Association Inc.	25,500	348,330
The Reynolds & Reynolds Co.	12,600	445,914
Ross Stores, Inc.	13,300	331,037
Sara Lee Corp.	20,600	348,140
Sepracor, Inc. (a)	7,100	350,740
SLM Corp.	6,800	342,040
St Jude Medical, Inc. (a)	10,900	402,210
Sunoco, Inc.	5,700	396,378
Synovus Financial Corp.	13,400	378,684
TCF Financial Corp.	13,300	357,903
TD Ameritrade Holding Corp.	22,800	373,464
TJX Co., Inc.	15,600	380,172
Toll Brothers, Inc. (a)	13,600	347,752
Total System Services, Inc.	18,900	397,278
Urban Outfitters, Inc. (a)	20,000	291,800
Valassis Communications, Inc. (a)	12,900	264,837
Valeant Pharmaceuticals International	19,800	342,144
VeriSign, Inc. (a)	15,900	285,087
Whole Foods Market, Inc.	5,500	316,305
Willis Group Holdings Ltd. (b)	10,600	344,818
Wm. Wrigley Jr. Co.	8,100	371,466
Xilinx, Inc.	14,700	298,263
XM Satellite Radio Holdings, Inc. - Class A (a)	18,000	208,800
Zebra Technologies Corp. (a)	9,800	307,230

TOTAL COMMON STOCK (Proceeds $28,095,099)		25,794,550

TOTAL SECURITIES SOLD SHORT (Proceeds $28,095,099)		$25,794,550

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(e) Restricted

Schedule of Investments
July 31, 2006
UFT - Long/Short Equity - Earnings Revision Portfolio 1

	Shares or
COMMON STOCKS - 93.41% +	Principal Amount	Value

Aerospace & Defense - 2.21% +
Armor Holdings, Inc. (a)^	5,390	$278,447
Triumph Group, Inc. (a)^	7,130	342,169
		620,616
Air Freight & Logistics - 1.25% +
FedEx Corp. ^	3,340	349,731

Beverages - 1.11% +
Brown-Forman Corp. - Class B ^	1,940	142,493
Constellation Brands, Inc. - Class A (a)^	6,880	168,285
		310,778
Biotechnology - 0.96% +
Genentech, Inc. (a)^	3,350	270,747

Capital Markets - 1.52% +
Franklin Resources, Inc. ^	4,670	427,072

Commercial Banks - 5.18% +
Bank of America Corp. ^	8,350	430,275
PNC Financial Services Group ^	7,030	498,005
Wilmington Trust Corp. ^	12,070	525,649
		1,453,929
Commercial Services & Supplies - 4.54% +
Jackson Hewitt Tax Service, Inc. ^	6,460	220,480
John H Harland Co. ^	6,260	246,081
Manpower, Inc. ^	8,130	483,572
Watson Wyatt & Co. Holdings ^	9,823	323,766
		1,273,899
Communications Equipment - 2.82% +
Alcatel S.A. ADR (a)^	14,530	163,899
Comverse Technology, Inc. (a)^	9,790	189,730
Harris Corp. ^	9,580	436,369
		789,998
Computers & Peripherals - 2.87% +
Hewlett-Packard Co. ^	6,980	222,732
International Business Machines Corp. ^	4,740	366,924
QLogic Corp. (a)^	12,260	214,427
		804,083
Construction & Engineering - 0.78% +
Fluor Corp. ^	2,480	217,818

Containers & Packaging - 1.12% +
Temple-Inland, Inc. ^	7,380	313,945

Diversified Financial Services - 0.83% +
GATX Corp. ^	5,970	233,964

Diversified Telecommunication Services - 2.15% +
AT&T, Inc. ^	20,130	603,699

Electrical Equipment - 5.09% +
Ametek, Inc. ^	8,350	354,207
Emerson Electric Co. ^	5,490	433,271
General Cable Corp. ^	8,560	305,592
Thomas & Betts Corp. (a)^	7,110	336,516
		1,429,586
Electronic Equipment & Instruments - 2.32% +
Benchmark Electronics, Inc. (a)^	11,650	283,445
Itron, Inc. (a)^	4,840	225,254
Xyratex Ltd. (a)(c)^	6,110	141,996
		650,695
Food & Staples Retailing - 2.41% +
The Kroger Co. ^	17,060	391,186
Safeway, Inc. ^	10,150	285,012
		676,198
Food Products - 3.60% +
Archer-Daniels-Midland Co. ^	6,070	267,080
Hain Celestial Group, Inc. (a)^	14,220	307,152
Hershey Foods Corp. ^	7,950	437,011
		1,011,243
Health Care Equipment & Supplies - 5.76% +
Arthrocare Corp. (a)^	7,720	339,989
Becton, Dickinson & Co. ^	5,827	384,116
Edwards Lifesciences Corp. (a)^	7,235	320,076
Hologic, Inc. (a)^	5,530	248,352
ICU Medical, Inc. (a)^	7,770	324,631
		1,617,164
Health Care Providers & Services - 3.39% +
Psychiatric Solutions, Inc. (a)^	11,040	347,650
Sierra Health Services, Inc. (a)^	5,400	233,172
Wellpoint, Inc. (a)^	4,970	370,265
		951,087
Hotels Restaurants & Leisure - 2.38% +
Jack in the Box, Inc. (a)^	8,440	332,874
Vail Resorts, Inc. (a)^	9,700	335,329
		668,203
Household Products - 1.93% +
Colgate-Palmolive Co. ^	9,150	542,778

Insurance - 3.15% +
Hartford Financial Services Group, Inc. ^	5,000	424,200
WR Berkley Corp. ^	12,757	459,252
		883,452
Internet & Catalog Retail - 2.87% +
Nutri Systems, Inc (a)^	7,700	407,484
Priceline.com, Inc. (a)^	14,820	398,362
		805,846
IT Services - 1.01% +
Paychex, Inc. ^	8,290	283,352

Life Science Tools & Services - 1.28% +
Fisher Scientific International (a)^	4,840	358,692

Machinery - 3.71% +
Gardner Denver, Inc. (a)^	9,400	325,710
Manitowoc Co. ^	5,250	206,115
Oshkosh Truck Corp. ^	4,810	206,253
Timken Co. ^	9,380	302,036
		1,040,114
Media - 1.25% +
Grupo Televisa S.A. ADR^	18,920	350,398

Metals & Mining - 0.92% +
Peabody Energy Corp. ^	5,200	259,480

Multiline Retail - 2.57% +
Family Dollar Stores, Inc. ^	12,990	295,132
JC Penney Co., Inc. ^	6,790	427,499
		722,631
Multi-Utilities & Unregulated Power - 1.09% +
MDU Resources Group, Inc. ^	12,465	307,262

Pharmaceuticals - 3.79% +
AstraZeneca Plc ADR ^	7,040	429,651
Barr Pharmaceuticals, Inc. (a)^	4,270	212,475
Johnson & Johnson ^	6,760	422,838
		1,064,964
Real Estate - 1.33% +
FelCor Lodging Trust, Inc. ^	16,960	373,120

Road & Rail - 1.35% +
Burlington Northern Santa Fe Corp. ^	5,490	378,316

Semiconductor & Semiconductor Equipment - 2.53% +
Marvell Technology Group Ltd. (a)(c)^	15,100	280,105
MEMC Electronic Materials, Inc. (a)^	10,960	333,403
Photronics, Inc. (a)^	6,840	95,555
		709,063
Software - 2.67%
Hyperion Solutions Corp. (a)^	9,560	297,890
Oracle Corp. (a)^	14,550	217,813
Quest Software, Inc. (a)^	17,100	233,757
		749,460
Specialty Retail - 7.86% +
AnnTaylor Stores Corp. (a)^	5,280	216,797
The Childrens Place Retail Stores, Inc. (a)^	7,260	405,253
Dress Barn, Inc. (a)^	11,860	255,939
Guess, Inc. (a)^	8,920	379,992
Office Depot, Inc. (a)	8,340	300,657
Men's Wearhouse, Inc.	14,210	442,073
The Pantry, Inc. (a)	4,170	205,539
		2,206,250
Textiles, Apparel & Luxury Goods - 0.95% +
Nike, Inc.	3,350	264,650

Wireless Telecommunication Services - 0.86% +
America Movil S.A. de CV ADR	6,680	239,010

TOTAL COMMON STOCKS (Cost $23,651,131)		26,213,293
	Shares or
REPURCHASE AGREEMENTS - 5.05% +	Principal Amount
The Bear Stearns Companies, Inc.,
5.220%, dated 07/31/2006, due 08/01/2006,
repurchase price $1,416,397 (g)^	$1,416,602	1,416,602

TOTAL REPURCHASE AGREEMENTS (Cost $1,416,602)		1,416,602

Total Investments (Cost $25,067,733) - 98.46% +		$27,629,895

Footnotes
ADR American Depository Receipt.
(a) Non-income Producing
(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers
(c) Foreign Issued Securities
(d) Defaulted Security
(e) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(f) Convertible features based on predetermined criteria. As of July 31, 2006, none of the bonds have exercised their conversion features.
(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
^ All or a portion of the shares have been committed as collateral for open short positions.
(+) Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
July 31, 2006
UFT - Long/Short Equity - Earnings Revision Portfolio 1

	Shares or
	Principal Amount	Value

COMMON STOCKS
3M Co.	4,900	$344,960
99 Cents Only Stores (a)	30,690	317,642
Adtran, Inc.	14,920	326,300
Advanced Medical Optics, Inc. (a)	5,970	294,022
Amcore Financial, Inc.	7,110	203,701
American Power Conversion Corp.	12,960	218,765
Analogic Corp.	7,950	363,633
Autozone, Inc. (a)	4,200	369,054
Beckman Coulter, Inc.	5,200	297,700
Biomet, Inc.	9,820	323,471
Boston Scientific Corp. (a)	20,630	350,916
Briggs & Stratton Corp.	12,380	316,928
C H Robinson Worldwide, Inc.	5,570	254,995
Ca, Inc.	16,990	356,110
Cabot Corp.	8,700	289,449
CACI International, Inc. - Class A (a)	6,070	342,045
Cardinal Health, Inc.	5,320	356,440
Carlisle Cos, Inc.	2,330	186,144
Carnival Corp. (b)	6,170	240,383
Celgene Corp. (a)	8,140	389,825
Ceradyne, Inc. (a)	2,520	123,203
Charles River Laboratories International, Inc. (a)	6,960	247,080
Chico's FAS, Inc. (a)	14,200	321,630
ChoicePoint, Inc. (a)	8,500	290,360
Cintas Corp.	10,390	366,767
Clear Channel Communications, Inc.	11,180	323,661
Clorox Co.	7,030	421,378
Commerce Bancorp Inc.	12,130	412,056
Cost Plus, Inc. (a)	16,230	218,943
Cree, Inc. (a)	15,240	300,685
Cymer, Inc. (a)	5,040	197,165
Deere & Co.	4,620	335,273
Dell, Inc. (a)	21,240	460,483
Diebold, Inc.	9,090	367,236
Electronic Arts, Inc. (a)	8,580	404,204
Entergy Corp.	3,970	306,087
Fannie Mae	6,070	290,814
Federated Department Stores, Inc.	7,950	279,125
Fifth Third Bancorp	9,860	376,060
First Data Corp.	11,500	469,775
Fresh Del Monte Produce, Inc. (b)	8,300	139,440
The Gap, Inc.	25,300	438,955
Gentex Corp.	18,780	250,525
Graco, Inc.	6,900	271,101
H&R Block, Inc.	7,830	178,133
Heartland Express, Inc.	9,840	148,092
Hexcel Corp. (a)	9,910	142,407
HOT Topic, Inc. (a)	34,790	511,761
Intel Corp.	21,930	394,740
Janus Capital Group, Inc.	10,810	175,014
JetBlue Airways Corp. (a)	20,393	218,001
Kraft Foods, Inc.	3,040	98,496
K-Swiss, Inc.	5,120	143,206
Lincare Holdings, Inc. (a)	8,870	308,765
MDC Holdings, Inc.	8,050	351,222
Medicis Pharmaceutical	6,270	172,801
Mobile Telesystems ADR	10,010	319,719
Mohawk Industries, Inc. (a)	3,930	271,249
Molecular Devices Corp. (a)	8,600	198,574
Moody's Corp.	5,450	299,096
Nu Skin Enterprises, Inc.	28,470	407,121
Omnicare, Inc.	7,070	319,988
OSI Restaurant Partners, Inc.	11,530	333,102
Owens-Illinois, Inc. (a)	20,780	314,401
Patterson Cos, Inc. (a)	10,980	365,195
Pier 1 Imports, Inc.	24,500	166,600
Pilgrim's Pride Corp.	12,690	324,356
Plum Creek Timber Co., Inc.	10,060	342,644
Power Integrations, Inc. (a)	9,080	144,372
Procter & Gamble Co.	4,530	254,586
Protective Life Corp.	5,740	265,819
Quiksilver, Inc. (a)	14,030	181,689
Research In Motion Ltd. (a)(b)	2,440	160,137
Sara Lee Corp.	29,900	505,310
Sealed Air Corp.	6,360	300,446
Sprint Corp.	19,793	391,901
Stryker Corp.	4,140	188,411
Station Casinos, Inc.	5,100	279,786
Symantec Corp. (a)	12,180	211,567
Syniverse Holdings, Inc. (a)	12,830	179,363
Sysco Corp.	9,410	259,716
Take-Two Interactive Software, Inc. (a)	21,570	231,015
Taylor Capital Group, Inc.	10,390	328,012
TCF Financial Corp.	5,200	139,932
Transatlantic Holdings, Inc.	6,210	364,527
United Parcel Service, Inc.	5,100	351,441
Urban Outfitters, Inc. (a)	16,910	246,717
Valassis Communications, Inc. (a)	11,270	231,373
W.W. Grainger, Inc.	4,700	291,823
Willis Group Holdings Ltd. (b)	8,580	279,107

TOTAL COMMON STOCK (Proceeds $29,567,673)		26,046,222

TOTAL SECURITIES SOLD SHORT (Proceeds $29,567,673)		$26,046,222

Footnotes
ADR American Depository Receipt
(a) Non-income Producing
(b) Foreign Issued Securities
(c) Defaulted
(d) Callable only if stock price equals predetermined price. As of July 31, 2006, bond is not callable.
(e) Restricted

The cost basis of investments for federal income tax purposes at July 31, 2006, was as follows*:

Cost of investments	$274,592,088

Gross unrealized appreciation	20,606,148
Gross unrealized depreciation	(13,745,606)
Net unrealized appreciation	$6,860,542

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIP Alternative Strategies Funds

By (Signature and Title) /s/Lee Schultheis
Lee Schultheis, President

Date 09/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Lee Schultheis
Lee Schultheis, President

Date 09/29/06

By (Signature and Title)* /s/ Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date 09/28/06